UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Global Opportunities Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Global Opportunities Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Strategic Income Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Opportunities Portfolio	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$13,439,335,485
# of Portfolio Holdings (including derivatives)	1,619
Portfolio Turnover Rate	294%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	1.1%
Senior Floating-Rate Loans	1.1%
Government National Mortgage Association Participation Agreements	1.2%
Convertible Bonds	1.8%
Insurance Linked Securities	2.8%
Corporate Bonds	4.0%
Foreign Corporate Bonds	4.3%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.4%
Sovereign Government Bonds	6.3%
Short-Term Investments	11.2%
U.S. Government Agency Mortgage-Backed Securities	24.1%
Collateralized Mortgage Obligations	31.3%
Footnote	Description
Footnote*	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Strategic Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

GLOP Port.-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.0%
Security	Principal Amount (000's omitted)	Value
AASET MT-1 Ltd., Series 2025-3A, Class B, 5.732%, 2/16/50(1)	$8,053	$ 7,940,476
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, 6.925%, (3 mo. SOFR + 3.25%), 10/20/38(1)(2)	5,000	5,011,230
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	600	620,272
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 6.63%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	4,008,068
Allegany Park CLO Ltd., Series 2019-1A, Class ERR, 10.075%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	840,577
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,187,865
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	14,000	13,854,187
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 10.515%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,145,188
Babson CLO Ltd.:
Series 2022-4A, Class D1R, 6.925%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	4,990,975
Series 2024-3A, Class E, 9.575%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,005,260
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 7.925%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,502,638
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.523%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	6,832,714
Series 2021-1A, Class ER, 8.923%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	1,860,632
Ballyrock CLO 16 Ltd.:
Series 2021-16A, Class C1R, 6.425%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,948,277
Series 2021-16A, Class DR, 8.825%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	3,000	2,753,610
Ballyrock CLO 18 Ltd., Series 2021-18A, Class DR, 9.423%, (3 mo. SOFR + 5.75%), 4/15/38(1)(2)	2,000	1,864,596
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.817%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	6,000	5,933,166
Barings CLO Ltd.:
Series 2023-2A, Class ER, 8.775%, (3 mo. SOFR + 5.10%), 10/20/38(1)(2)	3,000	2,989,530
Series 2025-1A, Class D2, 7.325%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	3,000	2,974,527
Security	Principal Amount (000's omitted)	Value
Barings CLO Ltd.: (continued)
Series 2025-1A, Class E, 8.275%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	$4,000	$ 3,961,428
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.025%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,029,255
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.287%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,898,142
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 6.973%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	5,000	5,011,770
Battalion CLO XXX Ltd., Series 2025-30A, Class D1, 6.628%, (3 mo. SOFR + 2.95%), 1/20/39(1)(2)	4,000	4,006,548
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.623%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,234,028
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.417%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	5,000	5,012,070
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.723%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	3,000	3,013,845
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 6.38%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	2,003,516
Series 2018-16A, Class D2R2, 7.68%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,493,790
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DRR, 6.425%, (3 mo. SOFR + 2.75%), 4/20/35(1)(2)	2,000	2,002,890
Series 2020-22A, Class ERR, 8.575%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	1,978,724
Birch Grove CLO 14 Ltd., Series 2025-14A, Class D1, 7.164%, (3 mo. SOFR + 3.50%), 7/22/37(1)(2)	5,000	5,009,850
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 7.925%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,457,565
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 4.937%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	258	257,723
Series 2015-3A, Class DR, 9.337%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,468,448
Series 2016-3A, Class ER, 9.864%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	760,718
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 7.437%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,505,047
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.373%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,886,650

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.225%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	$1,000	$ 954,486
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,793,911
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	964,625
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	1,448	1,339,180
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.275%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	2,973,882
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 6.473%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	5,250	5,101,661
Series 2023-20A, Class DR, 7.073%, (3 mo. SOFR + 3.40%), 4/15/38(1)(2)	5,000	4,980,155
Series 2023-21A, Class D1R, 6.425%, (3 mo. SOFR + 2.75%), 10/18/38(1)(2)	3,000	2,981,250
Series 2023-21A, Class ER, 8.925%, (3 mo. SOFR + 5.25%), 10/18/38(1)(2)	3,000	2,964,957
Series 2024-22A, Class D, 7.973%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,016,866
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	12,400	12,538,900
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	10,000	9,933,403
Series 2025-2A, Class M, 8.72%, 11/20/55(1)	17,500	17,225,033
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,461,304
Series 2016-2A, Class ER, 9.935%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	863,261
Series 2017-1A, Class E, 10.185%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	2,000	1,949,204
Series 2018-1A, Class E, 9.685%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,970,774
Series 2022-1A, Class D, 6.88%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,889,375
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class ER3, 8.621%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	3,000	2,938,920
Series 2019-4A, Class CR, 6.873%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,743,098
Series 2019-4A, Class DR, 10.273%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,970,168
Series 2026-1A, Class E, 8.926%, (3 mo. SOFR + 5.25%), 4/25/39(1)(2)	3,250	3,283,829
CFMT LLC, Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(3)	5,000	4,822,333
Security	Principal Amount (000's omitted)	Value
Crown City CLO III, Series 2021-1A, Class C, 7.237%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	$1,000	$ 972,718
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 10.787%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	1,902,884
Dryden CLO Ltd., Series 2018-55A, Class E, 9.335%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	988,735
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.173%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	1,897,120
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.905%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	3,000	3,023,370
Elmwood CLO 14 Ltd., Series 2022-1A, Class DR, 6.575%, (3 mo. SOFR + 2.90%), 10/20/38(1)(2)	2,000	2,013,466
Elmwood CLO 16 Ltd., Series 2022-3A, Class D1RR, 7.175%, (3 mo. SOFR + 3.50%), 4/20/37(1)(2)	2,000	2,004,108
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.525%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,004,020
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 8.93%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	2,000	2,017,440
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 6.775%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,302,210
Series 2020-3A, Class ERR, 9.575%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	958,238
Empower CLO Ltd., Series 2024-1A, Class D1, 7.417%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,000,150
FirstKey Homes Trust:
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	36,778,083
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	12,327,294
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	9,073,610
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	36,759,578
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 6.873%, (3 mo. SOFR + 3.20%), 7/15/38(1)(2)	2,300	2,290,736
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.225%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,004,466
Series 2024-33A, Class E, 10.325%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,283,265

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 9.575%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	$3,000	$ 2,969,721
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,790	6,827,382
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.255%, 7/25/34(1)	5,000	4,878,175
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class DR, 6.075%, (3 mo. SOFR + 2.40%), 7/20/34(1)(2)	2,000	1,951,490
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.667%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,500,175
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 9.768%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	2,000	1,968,716
Gracie Point International Funding LLC, Series 2025-1A, Class C, 6.404%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	750	751,244
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 7.425%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,396,834
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 6.923%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,503,570
Series 2024-2A, Class E, 10.573%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	994,703
Series 2024-3A, Class D1, 6.975%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,002,652
Highbridge Loan Management, Series 3A-2014, Class DR, 10.437%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,770	2,383,456
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	28,893	28,521,413
Series 2021-2, Class G, 4.505%, 12/17/26(1)	44,786	44,274,769
HTS Fund II LLC, Series 2025-1, Class B, 6.571%, 6/23/45(1)	1,150	1,149,141
KKR CLO 48 Ltd., Series 48-A, Class D1R, 6.618%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	4,000	4,021,644
KKR CLO 52 Ltd., Series 2023-52A, Class D1R, 6.78%, (3 mo. SOFR + 3.10%), 7/16/38(1)(2)	5,000	5,032,300
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.514%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	78,929	78,407,543
Series 2025-GT1, Class B, 7.214%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	13,071	13,056,832
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.573%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	3,000	2,948,214
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	$2,000	$ 1,777,976
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.823%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,003,894
Series 2019-22A, Class DRR, 6.573%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,504,966
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1R, 6.925%, (3 mo. SOFR + 3.25%), 4/20/35(1)(2)	2,500	2,494,928
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 5/25/26, 9/25/54(1)(4)	5,238	5,250,298
MidOcean Credit CLO XXII, Series 2026-22A, Class E, 8.569%, (3 mo. SOFR + 4.90%), 4/20/39(1)(2)	3,875	3,875,469
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	4,845	4,824,989
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 10.414%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	2,000	2,005,642
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 10.625%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	3,000	2,994,312
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.466%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,993,770
New Mountain CLO 3 Ltd.:
Series CLO-3A, Class D1R, 6.625%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	5,000	5,010,605
Series CLO-3A, Class ER, 9.025%, (3 mo. SOFR + 5.35%), 10/20/38(1)(2)	4,500	4,430,610
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 7.975%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,003,922
New Mountain CLO 7 Ltd., Series CLO-7A, Class D2, 7.525%, (3 mo. SOFR + 3.85%), 3/31/38(1)(2)	2,000	1,980,730
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	23,267	23,352,859
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 8.375%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,006,657
Series 2019-4A, Class ERR, 10.265%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,472,463
Series 2025-32A, Class D3, 7.923%, (3 mo. SOFR + 4.25%), 7/15/38(1)(2)	3,000	2,872,272
OCP CLO Ltd., Series 2024-32A, Class D1, 7.416%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,014,175

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Octagon 60 Ltd., Series 2022-1A, Class ER, 10.675%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	$2,500	$ 2,505,222
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.723%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,003,750
Orion CLO Ltd.:
Series 2023-1A, Class D1R, 6.567%, (3 mo. SOFR + 2.90%), 10/25/38(1)(2)	4,000	3,937,108
Series 2024-4A, Class E, 9.675%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	1,972,172
Series 2025-6A, Class E, 8.925%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	5,987,334
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	4,038,854
Palmer Square CLO Ltd.:
Series 2018-1A, Class CR, 7.575%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,463,352
Series 2021-2A, Class ER, 8.773%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	2,000	1,911,080
Series 2023-2A, Class ER, 10.075%, (3 mo. SOFR + 6.40%), 7/20/38(1)(2)	4,000	4,012,464
Progress Residential Trust:
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	965,683
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	17,650	17,140,056
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,500,436
Regatta 31 Funding Ltd., Series 2025-1A, Class D, 8.567%, (3 mo. SOFR + 4.90%), 3/25/38(1)(2)	3,000	2,910,591
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,395,096
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(3)	4,500	4,273,511
RR 35 Ltd., Series 2024-35A, Class D, 9.023%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,523,062
RR 38 Ltd., Series 2025-38A, Class C2, 7.323%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	4,000	3,906,168
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(4)	21,948	21,902,238
Santander Bank Auto Credit-Linked Notes:
Series 2024-A, Class E, 7.762%, 6/15/32(1)	1,070	1,086,715
Series 2024-B, Class F, 8.881%, 1/18/33(1)	1,568	1,599,602
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)	1,250	1,251,468
Silver Point CLO 12 Ltd., Series 2025-12A, Class D1, 6.323%, (3 mo. SOFR + 2.65%), 10/15/38(1)(2)	4,000	3,936,712
Security	Principal Amount (000's omitted)	Value
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 6.817%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	$5,000	$ 4,997,280
Sixth Street CLO XX Ltd., Series 2021-20A, Class D1R, 6.63%, (3 mo. SOFR + 2.95%), 7/17/38(1)(2)	4,000	3,989,044
Sixth Street CLO XXII Ltd., Series 2023-22A, Class D2R, 7.422%, (3 mo. SOFR + 3.75%), 4/21/38(1)(2)	1,400	1,395,437
STAR Trust:
Series 2021-SFR2, Class G, 7.169%, (1 mo. SOFR + 3.514%), 1/17/39(1)(2)	4,000	4,004,102
Series 2024-SFR4, Class C, 6.105%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,601,523
Series 2024-SFR4, Class D, 6.605%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,715,500
Series 2025-SFR5, Class D, 6.105%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,678,845
Series 2025-SFR5, Class E, 6.605%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,499,990
Series 2025-SFR6, Class C, 5.655%, (1 mo. SOFR + 2.00%), 8/17/42(1)(2)	2,450	2,456,277
Series 2025-SFR6, Class D, 6.055%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	5,050	5,064,274
TCW CLO Ltd., Series 2024-3A, Class E, 10.275%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	1,887,002
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 8.167%, (3 mo. SOFR + 4.50%), 4/24/38(1)(2)	3,000	2,997,660
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.617%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	2,750	2,757,744
Tricon Residential Trust:
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,530,074
Series 2025-SFR1, Class D, 5.655%, (1 mo. SOFR + 2.00%), 3/17/42(1)(2)	4,000	4,002,264
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	3,612	3,601,720
U.S. Bank NA:
Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)	14,316	14,189,806
Series 2026-RVM1, Class F, 10.192%, 12/25/46(1)	6,681	6,650,124
UPX HIL Issuer Trust, Series 2025-1, Class C, 7.67%, 1/25/47(1)	4,857	4,905,592
VB-S1 Issuer LLC:
Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,870,383
Series 2026-1A, Class F, 6.843%, 3/15/56(1)	5,984	6,016,258
VINE Trust:
Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	14,474,811

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VINE Trust: (continued)
Series 2024-SFR1, Class E1, 4.50%, 3/17/41(1)	$5,000	$ 4,770,134
Voya CLO Ltd.:
Series 2013-1A, Class DR, 10.415%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,542,210
Series 2015-3A, Class DR, 10.137%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,864,108
Series 2018-2A, Class E, 9.185%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	917,369
Series 2024-2A, Class D, 6.875%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	3,009,117
Wellfleet CLO Ltd.:
Series 2019-1A, Class CRR, 6.475%, (3 mo. SOFR + 2.80%), 7/20/32(1)(2)	2,500	2,488,135
Series 2021-2A, Class E, 10.895%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	840,712
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)	6,038	6,000,755
Windhill CLO 5 Ltd., 13.00%, 10/22/35	36,073	36,766,936
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	6,000	5,998,093
Total Asset-Backed Securities (identified cost $935,449,401)		$ 941,634,325

Closed-End Funds — 0.1%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,062,516
PGIM Global High Yield Fund, Inc.	430,326	5,151,002
Western Asset High Income Opportunity Fund, Inc.	383,997	1,416,949
Total Closed-End Funds (identified cost $8,409,895)		$ 7,630,467

Collateralized Mortgage Obligations — 40.2%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.263%, 1/25/70(1)(3)	$1,440	$ 1,464,222
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(4)	11,050	11,108,609
BofA Lending Facility, 7.649%, (SOFR + 4.00%), 6/16/28(2)	5,188	5,227,622
BofA Lending Facility, Mezzanine Tranche, 7.649%, (SOFR + 4.00%), 6/1/26(2)	2,370	2,369,260
Security	Principal Amount (000's omitted)	Value
Brean Asset-Backed Securities Trust:
Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63	$3,397	$ 3,406,871
Series 2023-SRM1, Class M4, 4.00%, 9/25/63(1)	8,645	7,336,974
Series 2023-SRM1, Class M5, 4.00%, 9/25/63(1)	8,534	6,441,756
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(3)	9,300	8,817,147
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,352	2,308,932
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	8,450	8,537,074
CFMT LLC:
Series 2024-R1, Class M1, 4.00% to 10/25/26, 10/25/54(1)(4)	5,770	5,438,212
Series 2024-R1, Class M2, 4.00% to 10/25/26, 10/25/54(1)(4)	9,932	9,163,525
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(3)	1,150	1,113,553
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(3)	1,250	1,214,259
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(3)	1,550	1,499,314
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(3)	8,500	8,152,023
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(3)	1,000	970,565
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(3)	3,750	3,631,916
Champs Trust:
Series 2024-1, Class A, 9.45%, 7/25/59(1)(3)	33,171	33,926,805
Series 2024-2, Class A, 8.752%, 11/25/59(1)(3)	27,970	28,726,832
Series 2024-3, Class A, 9.05%, 1/25/60(1)(3)	52,098	53,577,667
Series 2025-1, Class A, 7.93%, 4/25/60(1)(3)	63,399	65,339,985
Series 2025-2, Class A, 8.161%, 10/25/60(1)(3)	86,405	88,967,200
Series 2026-1, Class A, 8.913%, 9/25/61(1)	95,032	98,630,983
CHNGE Mortgage Trust, Series 2022-NQM1, Class M1, 5.82% to 5/25/26, 6/25/67(1)(4)	1,764	1,763,047
Dominion Mortgage Trust, Series 2025-RTL1, Class A2, 8.019% to 9/25/27, 3/25/30(1)(4)	9,000	9,116,902
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	15,377	15,106,236
FARM Mortgage Trust:
Series 2022-1, Class B, 2.957%, 1/25/52(1)(3)	2,282	1,741,763
Series 2023-1, Class B, 3.035%, 3/25/52(1)(3)	2,385	1,823,398
Series 2024-1, Class B, 5.082%, 10/1/53(1)(3)	3,141	2,783,877

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
FARM Mortgage Trust: (continued)
Series 2025-1, Class B, 5.633%, 8/1/55(1)(3)	$3,550	$ 3,158,223
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	10	9,768
Series 4273, Class SP, 1.951%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(5)	516	423,591
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(5)	4,319	1,800,825
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	3,411	1,462,720
Series 5152, Class ZP, 3.00%, 7/25/50	10,948	6,607,878
Series 5270, Class ZU, 6.00%, 11/25/52	3,901	4,024,219
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,249,851
Series 5324, Class MZ, 6.00%, 7/25/53	3,939	4,063,065
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,578,436
Series 5343, Class CS, 8.565%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(5)	5,357	5,520,222
Series 5353, Class AZ, 6.50%, 11/25/53	9,995	10,557,893
Series 5362, Class JB, 6.00%, 12/25/53	14,599	15,017,259
Series 5379, Class EZ, 5.50%, 2/25/54	9,051	8,990,436
Series 5381, Class Z, 5.50%, 2/25/54	15,256	15,036,198
Series 5391, Class EZ, 5.50%, 3/25/54	18,020	18,065,943
Series 5399, Class MZ, 6.00%, 4/25/54	5,179	5,339,454
Series 5402, Class BZ, 6.00%, 4/25/54	9,062	9,337,842
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,291,285
Series 5413, Class LZ, 6.00%, 5/25/54	4,509	4,646,314
Series 5413, Class MZ, 6.00%, 5/25/54	13,247	13,658,617
Series 5414, Class CZ, 5.50%, 5/25/54	36,596	36,926,229
Series 5428, Class Z, 6.00%, 7/25/54	16,381	16,886,085
Series 5429, Class DZ, 6.00%, 7/25/54	13,469	13,857,106
Series 5446, Class AZ, 6.00%, 8/25/54	23,743	24,480,862
Series 5453, Class DZ, 5.50%, 9/25/54	14,670	14,372,948
Series 5461, Class Z, 6.50%, 10/25/54	1,685	1,665,169
Series 5478, Class SG, 7.491%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	34,722	34,744,388
Series 5481, Class HZ, 5.50%, 12/25/54	9,286	9,288,775
Series 5489, Class S, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	10,062	10,235,414
Series 5491, Class CZ, 5.50%, 1/25/55	14,294	14,272,947
Series 5493, Class KZ, 5.50%, 1/25/55	16,614	16,616,421
Series 5499, Class HZ, 5.50%, 2/25/55	7,940	7,688,527
Series 5499, Class MZ, 6.00%, 2/25/55	26,942	27,723,592
Series 5500, Class EZ, 5.50%, 1/25/54	13,312	13,074,698
Series 5500, Class SC, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(5)	24,562	26,574,558
Series 5500, Class ZG, 5.50%, 10/25/54	20,511	20,527,932
Series 5502, Class DZ, 5.50%, 2/25/55	23,562	23,597,842
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5508, Class AS, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	$23,994	$ 26,097,224
Series 5508, Class DS, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	9,171	10,062,642
Series 5508, Class SC, 10.065%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	24,708	26,935,956
Series 5510, Class GZ, 5.50%, 2/25/55	18,687	18,696,219
Series 5511, Class LT, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(2)	4,444	4,527,553
Series 5511, Class SQ, 8.819%, (23.40% - 30-day SOFR Average x 4.00), 3/25/55(5)	14,436	14,693,713
Series 5511, Class TE, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(2)	2,232	2,287,302
Series 5513, Class GZ, 5.50%, 6/25/54	42,534	41,911,924
Series 5513, Class MQ, 7.595%, (30-day SOFR Average + 3.95%), 6/25/54(2)	55,875	56,590,985
Series 5516, Class HZ, 6.00%, 3/25/55	26,808	27,650,642
Series 5516, Class MC, 6.945%, (30-day SOFR Average + 3.30%), 3/25/55(5)	7,269	7,363,975
Series 5517, Class NA, 7.595%, (30-day SOFR Average + 3.95%), 3/25/55(2)	5,830	5,968,618
Series 5522, Class AZ, 5.50%, 3/25/55	72,886	71,985,083
Series 5535, Class MB, 7.695%, (30-day SOFR Average + 4.05%), 5/25/55(5)	11,175	11,384,956
Series 5544, Class CZ, 6.00%, 5/25/55	52,820	54,428,191
Series 5545, Class DZ, 6.00%, 6/25/55	51,763	53,261,299
Series 5549, Class MB, 8.345%, (30-day SOFR Average + 4.70%), 2/25/55(2)	6,353	6,453,693
Series 5557, Class UM, 7.785%, (30-day SOFR Average + 4.14%), 6/25/55(5)	8,298	8,427,224
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	36,681	37,732,852
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	22,474	23,149,761
Series 5572, Class GZ, 6.00%, 9/25/55	10,007	10,299,298
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(5)	33,126	34,210,790
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	9,981	10,192,633
Series 5594, Class Z, 6.00%, 11/25/53	3,789	3,751,372
Series 5604, Class SQ, 10.477%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(5)	21,390	22,569,123
Series 5623, Class UZ, 6.00%, 8/25/55	3,778	3,769,158
Series 5644, Class SE, 9.184%, (22.55% - 30-day SOFR Average x 3.667), 4/25/56(5)	30,648	32,627,595
Series 5645, Class ZH, 6.00%, 11/25/53	13,096	13,076,311
Series 5648, Class CA, 6.00%, 2/25/55	7,740	7,723,423
Series 5659, Class SA, (16.06% - 30-day SOFR Average x 2.20), 6/25/56(6)	22,300	23,199,716
Series 5659, Class SD, 8.554%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(5)	16,667	17,661,449

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5660, Class SC, 8.531%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(5)	$23,364	$ 24,910,465
Series 5662, Class SA, 8.022%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	43,682	45,652,013
Series 5664, Class PS, (16.06% - 30-day SOFR Average x 2.20), 6/25/56(6)	90,909	95,932,265
Series 5668, Class SC, (16.35% - 30-day SOFR Average x 2.333), 6/25/56(6)	17,300	18,039,315
Interest Only:(7)
Series 380, Class C1, 3.00%, 1/25/50	24,993	4,519,629
Series 380, Class C5, 3.50%, 1/25/50	7,572	1,487,050
Series 2956, Class SL, 3.246%, (6.886% - 30-day SOFR Average), 6/15/32(5)	237	14,920
Series 3114, Class TS, 2.896%, (6.536% - 30-day SOFR Average), 9/15/30(5)	273	7,489
Series 3153, Class JI, 2.866%, (6.506% - 30-day SOFR Average), 5/15/36(5)	665	41,347
Series 4007, Class JI, 4.00%, 2/15/42	404	57,640
Series 4067, Class JI, 3.50%, 6/15/27	176	2,352
Series 4070, Class S, 2.346%, (5.986% - 30-day SOFR Average), 6/15/32(5)	2,651	131,262
Series 4095, Class HS, 2.346%, (5.986% - 30-day SOFR Average), 7/15/32(5)	318	8,273
Series 4109, Class ES, 2.396%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	8,260
Series 4109, Class SA, 2.446%, (6.086% - 30-day SOFR Average), 9/15/32(5)	1,227	64,012
Series 4149, Class S, 2.496%, (6.136% - 30-day SOFR Average), 1/15/33(5)	848	45,352
Series 4163, Class GS, 2.446%, (6.086% - 30-day SOFR Average), 11/15/32(5)	776	42,724
Series 4169, Class AS, 2.496%, (6.136% - 30-day SOFR Average), 2/15/33(5)	947	51,738
Series 4188, Class AI, 3.50%, 4/15/28	74	575
Series 4189, Class SQ, 2.396%, (6.036% - 30-day SOFR Average), 12/15/42(5)	401	39,567
Series 4203, Class QS, 2.496%, (6.136% - 30-day SOFR Average), 5/15/43(5)	910	58,828
Series 4332, Class IK, 4.00%, 4/15/44	380	65,659
Series 4343, Class PI, 4.00%, 5/15/44	1,002	182,092
Series 4370, Class IO, 3.50%, 9/15/41	8	6
Series 4381, Class SK, 2.396%, (6.036% - 30-day SOFR Average), 6/15/44(5)	1,067	84,099
Series 4388, Class MS, 2.346%, (5.986% - 30-day SOFR Average), 9/15/44(5)	1,050	103,117
Series 4408, Class IP, 3.50%, 4/15/44	1,517	172,491
Series 4497, Class CS, 2.446%, (6.086% - 30-day SOFR Average), 9/15/44(5)	514	12,528
Series 4507, Class MI, 3.50%, 8/15/44	228	5,360
Series 4507, Class SJ, 2.426%, (6.066% - 30-day SOFR Average), 9/15/45(5)	2,743	292,597
Series 4520, Class PI, 4.00%, 8/15/45	5,836	654,699
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4528, Class BS, 2.396%, (6.036% - 30-day SOFR Average), 7/15/45(5)	$1,301	$ 104,988
Series 4629, Class QI, 3.50%, 11/15/46	1,331	233,723
Series 4637, Class IP, 3.50%, 4/15/44	24	83
Series 4644, Class TI, 3.50%, 1/15/45	1,118	135,417
Series 4744, Class IO, 4.00%, 11/15/47	1,290	263,313
Series 4749, Class IL, 4.00%, 12/15/47	1,022	209,460
Series 4768, Class IO, 4.00%, 3/15/48	1,258	256,944
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(5)	15,525	364,046
Series 5070, Class CI, 2.00%, 2/25/51	33,413	4,384,630
Series 5156, Class IP, 3.00%, 12/25/49	16,381	2,551,829
Series 5236, Class TI, 3.00%, 1/25/51	59,681	10,237,264
Series 5293, Class CI, 2.50%, 4/25/51	23,599	3,680,174
Principal Only:(8)
Series 4417, Class KO, 0.00%, 12/15/43	505	360,419
Series 4478, Class PO, 0.00%, 5/15/45	717	530,174
Series 5357, Class EO, 0.00%, 11/25/53	3,278	2,764,494
Series 5473, Class AO, 0.00%, 11/25/54	7,719	6,106,266
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.26%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,406,154
Series 2020-DNA6, Class B2, 9.295%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,912,708
Series 2021-DNA2, Class B2, 9.645%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	8,254,299
Series 2021-DNA3, Class B2, 9.895%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	8,234,559
Series 2021-DNA5, Class B2, 9.145%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	53,570	65,127,754
Series 2021-DNA6, Class B2, 11.145%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	21,763,605
Series 2021-HQA1, Class B2, 8.645%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	42,523,322
Series 2021-HQA2, Class B2, 9.095%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,374,836
Series 2022-DNA4, Class B2, 13.895%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	32,500	35,378,122
Series 2022-DNA5, Class B2, 16.545%, (30-day SOFR Average + 12.90%), 6/25/42(1)(2)	30,359	34,147,307

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.59%, 8/25/39(3)	$229	$ 231,337
Series 2013-6, Class TA, 1.50%, 1/25/43	301	271,646
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,459	915,886
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,833,218
Series 2023-12, Class ZB, 6.00%, 4/25/53	5,346	5,514,294
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	65,251,116
Series 2024-39, Class HS, 6.89%, (17.825% - 30-day SOFR Average x 3.00), 6/25/54(5)	7,494	7,395,291
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,861	1,888,986
Series 2024-90, Class ES, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 10/25/54(5)	40,221	42,301,947
Series 2024-98, Class S, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	10,845	11,031,361
Series 2024-102, Class SA, 7.601%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	15,690	16,004,608
Series 2024-105, Class AS, 8.451%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(5)	18,455	18,884,999
Series 2024-105, Class KT, 0.125%, 1/25/55	24,509	20,501,603
Series 2025-3, Class BZ, 5.50%, 2/25/55	3,217	3,109,655
Series 2025-4, Class BZ, 5.50%, 7/25/54	11,818	11,823,795
Series 2025-4, Class HZ, 5.50%, 9/25/54	19,505	19,515,443
Series 2025-5, Class GZ, 6.00%, 2/25/55	1,078	1,110,577
Series 2025-7, Class EZ, 5.50%, 2/25/55	10,552	10,532,263
Series 2025-10, Class AS, 10.215%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(5)	9,578	10,390,156
Series 2025-12, Class ES, 10.215%, (21.15% - 30-day SOFR Average x 3.00), 3/25/55(5)	16,212	17,653,669
Series 2025-12, Class FM, 7.645%, (30-day SOFR Average + 4.00%), 3/25/55(2)	8,323	8,551,489
Series 2025-13, Class BZ, 5.50%, 3/25/55	21,559	21,283,185
Series 2025-15, Class FM, 7.495%, (30-day SOFR Average + 3.85%), 4/25/55(2)	7,996	8,232,821
Series 2025-19, Class DZ, 5.50%, 3/25/55	8,496	8,348,681
Series 2025-29, Class MH, 7.695%, (30-day SOFR Average + 4.05%), 2/25/55(2)	10,397	10,666,251
Series 2025-35, Class MT, 8.645%, (30-day SOFR Average + 5.00%), 5/25/55(2)	10,456	10,791,799
Series 2025-40, Class SG, 9.216%, (21.193% - 30-day SOFR Average x 3.286), 2/25/55(5)	24,315	25,234,877
Series 2025-40, Class SZ, 6.00%, 10/25/54	1,744	1,742,171
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	46,480	47,399,228
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(5)	23,959	23,664,780
Series 2025-88, Class ZN, 6.00%, 9/25/55	10,365	10,336,676
Series 2025-97, Class CZ, 6.00%, 11/25/55	1,624	1,611,365
Series 2025-97, Class ZD, 6.00%, 11/25/55	5,317	5,318,775
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2026-21, Class SJ, 8.538%, (18.563% - 30-day SOFR Average x 2.75), 12/25/55(5)	$18,125	$ 19,263,780
Series 2026-24, Class SC, 6.41%, (13.70% - 30-day SOFR Average x 2.00), 1/25/55(5)	9,474	9,434,426
Series 2026-30, Class SA, 8.239%, (18.288% - 30-day SOFR Average x 2.75), 5/25/56(5)	23,000	23,762,006
Series 2026-34, Class SA, 7.912%, (15.95% - 30-day SOFR Average x 2.20), 5/25/56(5)	12,727	13,179,463
Series 2026-34, Class SB, 8.022%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	13,182	13,776,572
Series 2026-38, Class SA, (18.563% - 30-day SOFR Average x 2.75), 6/25/56(6)	13,182	13,788,618
Interest Only:(7)
Series 2004-46, Class SI, 2.24%, (5.886% - 30-day SOFR Average), 5/25/34(5)	383	12,349
Series 2005-17, Class SA, 2.94%, (6.586% - 30-day SOFR Average), 3/25/35(5)	574	43,792
Series 2005-105, Class S, 2.94%, (6.586% - 30-day SOFR Average), 12/25/35(5)	469	32,140
Series 2006-44, Class IS, 2.84%, (6.486% - 30-day SOFR Average), 6/25/36(5)	430	31,893
Series 2006-65, Class PS, 3.46%, (7.106% - 30-day SOFR Average), 7/25/36(5)	418	41,464
Series 2006-96, Class SN, 3.44%, (7.086% - 30-day SOFR Average), 10/25/36(5)	364	23,222
Series 2006-104, Class SD, 2.88%, (6.526% - 30-day SOFR Average), 11/25/36(5)	470	34,848
Series 2006-104, Class SE, 2.87%, (6.516% - 30-day SOFR Average), 11/25/36(5)	314	22,687
Series 2007-50, Class LS, 2.69%, (6.336% - 30-day SOFR Average), 6/25/37(5)	724	63,366
Series 2008-26, Class SA, 2.44%, (6.086% - 30-day SOFR Average), 4/25/38(5)	765	59,673
Series 2008-61, Class S, 2.34%, (5.986% - 30-day SOFR Average), 7/25/38(5)	1,157	57,031
Series 2011-104, Class IM, 3.50%, 10/25/26	15	62
Series 2012-52, Class DI, 3.50%, 5/25/27	130	917
Series 2012-124, Class IO, 1.663%, 11/25/42(3)	1,527	61,402
Series 2012-139, Class LS, 2.382%, (6.036% - 30-day SOFR Average), 12/25/42(5)	1,921	236,228
Series 2012-147, Class SA, 2.34%, (5.986% - 30-day SOFR Average), 1/25/43(5)	2,033	192,563
Series 2012-150, Class PS, 2.39%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,023	295,521
Series 2012-150, Class SK, 2.39%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,349	345,071
Series 2013-11, Class IO, 4.00%, 1/25/43	5,029	538,551
Series 2013-12, Class SP, 1.89%, (5.536% - 30-day SOFR Average), 11/25/41(5)	135	1,346

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-15, Class DS, 2.44%, (6.086% - 30-day SOFR Average), 3/25/33(5)	$1,665	$ 90,184
Series 2013-23, Class CS, 2.49%, (6.136% - 30-day SOFR Average), 3/25/33(5)	880	48,520
Series 2013-64, Class PS, 2.49%, (6.136% - 30-day SOFR Average), 4/25/43(5)	1,201	82,963
Series 2013-66, Class JI, 3.00%, 7/25/43	2,339	339,767
Series 2013-75, Class SC, 2.49%, (6.136% - 30-day SOFR Average), 7/25/42(5)	919	15,319
Series 2014-32, Class EI, 4.00%, 6/25/44	595	107,262
Series 2014-41, Class SA, 2.29%, (5.936% - 30-day SOFR Average), 7/25/44(5)	934	118,943
Series 2014-43, Class PS, 2.34%, (5.986% - 30-day SOFR Average), 3/25/42(5)	643	33,512
Series 2014-55, Class IN, 3.50%, 7/25/44	1,336	241,404
Series 2014-67, Class IH, 4.00%, 10/25/44	899	184,130
Series 2014-80, Class CI, 3.50%, 12/25/44	747	137,105
Series 2014-89, Class IO, 3.50%, 1/25/45	1,326	244,188
Series 2015-6, Class IM, 0.321%, (5.181% - 30-day SOFR Average x 1.333), 6/25/43(5)	1,960	59,170
Series 2015-14, Class KI, 3.00%, 3/25/45	1,725	264,388
Series 2015-22, Class GI, 3.50%, 4/25/45	431	76,385
Series 2015-31, Class SG, 2.34%, (5.986% - 30-day SOFR Average), 5/25/45(5)	2,117	294,733
Series 2015-36, Class IL, 3.00%, 6/25/45	1,173	163,585
Series 2015-52, Class MI, 3.50%, 7/25/45	2,315	424,032
Series 2015-93, Class BS, 2.39%, (6.036% - 30-day SOFR Average), 8/25/45(5)	959	66,296
Series 2018-21, Class IO, 3.00%, 4/25/48	3,129	506,585
Series 2021-94, Class CI, 3.00%, 1/25/52	9,005	1,497,149
Series 2023-39, Class AI, 2.00%, 7/25/52	82,879	10,527,764
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.51%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	686	694,230
Series 2021-R01, Class 1B2, 9.645%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,694,571
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(3)	3,051	3,115,627
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(3)	2,882	2,937,732
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(3)	875	892,306
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(3)	1,193	1,218,721
Flagstar Mortgage Trust, Series 2021-6INV, Class B4, 3.475%, 8/25/51(1)(3)	3,961	3,313,659
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(3)	1,123	1,149,505
Security	Principal Amount (000's omitted)	Value
GMAC Financiera SA de CV Sociedad Financiera de Objeto Ltdo, Series 2007-2U, Class A, 3.99%, 3/25/36	619,665	$ 6,598,026
Government National Mortgage Association:
Series 2021-139, Class ZJ, 2.50%, 8/20/51	$1,815	1,110,380
Series 2022-31, Class ZD, 3.00%, 2/20/52	304	169,108
Series 2022-173, Class S, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	5,114	5,513,540
Series 2022-189, Class US, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	7,597	8,208,823
Series 2022-195, Class AS, 9.657%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	3,499	3,859,149
Series 2022-197, Class SW, 7.584%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	4,677	4,787,931
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	20,302,143
Series 2023-53, Class SE, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(5)	9,859	10,468,986
Series 2023-56, Class ZE, 6.00%, 4/20/53	18,700	19,256,238
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,771,596
Series 2023-63, Class S, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	19,116	20,287,186
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,209,493
Series 2023-65, Class SB, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,471	4,697,138
Series 2023-65, Class SD, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	9,612	10,286,559
Series 2023-66, Class S, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	3,527	3,737,462
Series 2023-66, Class SD, 9.203%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	3,148	3,336,123
Series 2023-83, Class S, 9.109%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(5)	4,025	4,259,775
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,648,726
Series 2023-84, Class SN, 9.028%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(5)	4,191	4,418,688
Series 2023-89, Class SD, 8.836%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(5)	6,022	6,262,011
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,339,705
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,274,146
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,559,915
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,102,764
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,687,699
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,474,379
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,955	7,940,631

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-116, Class CY, 6.00%, 8/20/53	$2,618	$ 2,707,179
Series 2023-133, Class S, 10.68%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	7,100	7,862,465
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,497,624
Series 2023-149, Class S, 10.53%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	3,983	4,390,093
Series 2023-150, Class AS, 13.513%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	1,433	1,669,316
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,578	2,682,720
Series 2023-151, Class DZ, 6.00%, 10/20/53	6,542	6,759,146
Series 2023-153, Class SM, 13.439%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	4,415	5,110,829
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,615,141
Series 2023-165, Class DY, 6.00%, 11/20/53	80,788	82,964,400
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	25,998,751
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,220,090
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,820,322
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,281,040
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,630,980
Series 2023-186, Class ZM, 5.50%, 12/20/53	34,098	34,417,770
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,582,460
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,140,737
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,151,736
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	7,015,071
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	12,336,349
Series 2024-23, Class KZ, 5.50%, 2/20/54	11,263	11,289,706
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,555	3,659,123
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,897,652
Series 2024-26, Class NZ, 6.00%, 2/20/54	16,298	16,869,473
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,969,047
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,867	10,086,605
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	25,811,990
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,197,752
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,354,818
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	31,978,379
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	13,098,527
Series 2024-81, Class HZ, 6.00%, 5/20/54	6,359	6,582,389
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,789	10,899,816
Series 2024-99, Class DZ, 6.00%, 6/20/54	4,109	4,253,566
Series 2024-108, Class KZ, 6.00%, 7/20/54	42,444	43,927,012
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,443	2,528,599
Series 2024-112, Class LZ, 6.00%, 7/20/54	3,092	3,199,742
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,263,320
Series 2024-126, Class ZB, 6.00%, 8/20/54	8,586	8,881,708
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-127, Class UZ, 6.00%, 8/20/54	$18,109	$ 18,519,803
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,462	6,377,900
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,191,487
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,394	5,583,468
Series 2024-148, Class GB, 6.00%, 9/20/54	5,564	5,706,614
Series 2024-148, Class LZ, 5.50%, 9/20/54	16,506	16,362,779
Series 2024-167, Class LZ, 5.50%, 10/20/54	9,121	9,036,163
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,566	5,522,977
Series 2024-167, Class NZ, 6.00%, 10/20/54	1,397	1,443,367
Series 2024-172, Class BZ, 5.50%, 10/20/54	9,379	9,288,146
Series 2024-183, Class ZA, 6.00%, 8/20/54	6,868	7,108,869
Series 2024-196, Class Z, 5.50%, 12/20/54	3,097	3,052,364
Series 2025-39, Class CM, 7.54%, (30-day SOFR Average + 3.90%), 3/20/55(2)	16,303	16,553,100
Series 2025-41, Class MT, 6.574%, (30-day SOFR Average + 2.933%), 3/20/65(2)	11,626	11,775,483
Series 2025-41, Class QM, 7.54%, (30-day SOFR Average + 3.90%), 3/20/55(2)	6,727	6,830,332
Series 2025-44, Class HZ, 6.00%, 3/20/55	5,748	5,946,105
Series 2025-62, Class FM, 7.84%, (30-day SOFR Average + 4.20%), 4/20/55(2)	24,226	24,801,885
Series 2025-62, Class MF, 7.84%, (30-day SOFR Average + 4.20%), 4/20/55(2)	10,274	10,401,826
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(5)	6,781	6,902,403
Series 2025-64, Class FM, 7.90%, (30-day SOFR Average + 4.26%), 4/20/55(2)	13,545	13,892,196
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(5)	10,059	10,368,148
Series 2025-82, Class FL, 8.14%, (30-day SOFR Average + 4.50%), 5/20/55(2)	3,669	3,747,329
Series 2025-83, Class MU, 7.94%, (30-day SOFR Average + 4.30%), 4/20/55(2)	16,679	16,964,152
Series 2025-90, Class MB, 7.94%, (30-day SOFR Average + 4.30%), 5/20/55(2)	12,355	12,566,039
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	48,527	50,718,854
Series 2025-98, Class TA, 8.70%, (34.50% - 30-day SOFR Average x 6.00), 6/20/55(5)	11,722	12,051,614
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(5)	11,956	12,342,525
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(5)	7,385	7,675,586
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(5)	22,759	23,544,116
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	26,022	27,110,294
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	17,817	18,532,487

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	$72,892	$ 75,908,134
Series 2025-115, Class F, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	31,721	33,048,219
Series 2025-118, Class SP, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	19,948	19,821,294
Series 2025-134, Class GZ, 6.00%, 8/20/55	4,093	4,133,496
Series 2025-139, Class MT, 6.94%, (30-day SOFR Average + 3.30%), 4/20/55(2)	7,101	7,220,965
Series 2025-150, Class GZ, 6.00%, 8/20/55	3,067	3,050,958
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(5)	29,602	30,342,681
Series 2025-174, Class TH, 7.50%, (36.00% - 30-day SOFR Average x 6.00), 9/20/55(5)	14,064	14,305,477
Series 2025-205, Class SP, 9.954%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(5)	104,509	111,804,367
Series 2026-5, Class PS, 9.954%, (29.975% - 30-day SOFR Average x 5.50), 1/20/56(5)	110,688	119,580,679
Series 2026-5, Class QS, 10.229%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(5)	88,483	96,165,014
Series 2026-28, Class PS, 10.229%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(5)	45,574	48,526,563
Series 2026-28, Class QS, 9.643%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(5)	19,153	20,110,970
Series 2026-28, Class SC, 9.643%, (22.99% - 30-day SOFR Average x 3.667), 2/20/56(5)	19,153	20,110,970
Series 2026-44, Class LS, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	34,455	36,726,809
Series 2026-44, Class US, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 2/20/56(5)	100,523	107,285,072
Series 2026-47, Class AS, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	50,577	53,795,905
Series 2026-47, Class SA, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	40,169	42,806,489
Series 2026-48, Class BS, 9.57%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(5)	23,016	24,533,736
Series 2026-50, Class SM, 9.386%, (22.733% - 30-day SOFR Average x 3.667), 3/20/56(5)	23,942	25,222,584
Series 2026-51, Class ZK, 6.00%, 3/20/56	21,562	21,440,218
Series 2026-63, Class SW, 9.198%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(5)	33,941	36,406,846
Series 2026-80, Class QS, (21.775% - 30-day SOFR Average x 3.50), 5/20/56(6)	47,300	50,256,250
Series 2026-80, Class SD, (21.775% - 30-day SOFR Average x 3.50), 5/20/56(6)	48,000	51,000,000
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2026-82, Class SC, (21.60% - 30-day SOFR Average x 3.50), 5/20/56(6)	$27,500	$ 29,162,072
Interest Only:(7)
Series 2014-68, Class KI, 1.33%, 10/20/42(3)	1,678	58,200
Series 2017-104, Class SD, 2.425%, (6.086% - 1 mo. SOFR), 7/20/47(5)	3,246	370,094
Series 2017-121, Class DS, 0.725%, (4.386% - 1 mo. SOFR), 8/20/47(5)	2,187	81,597
Series 2017-137, Class AS, 0.725%, (4.386% - 1 mo. SOFR), 9/20/47(5)	2,956	108,693
Series 2020-116, Class MI, 2.00%, 8/20/50	14,073	1,784,560
Series 2020-134, Class LI, 2.50%, 9/20/50	5,863	848,501
Series 2020-146, Class IQ, 2.00%, 10/20/50	14,355	1,782,551
Series 2020-146, Class QI, 2.00%, 10/20/50	7,659	940,414
Series 2020-149, Class NI, 2.50%, 10/20/50	11,346	1,754,902
Series 2020-151, Class AI, 2.00%, 10/20/50	42,918	5,442,958
Series 2020-151, Class HI, 2.50%, 10/20/50	984	151,933
Series 2020-154, Class PI, 2.50%, 10/20/50	10,045	1,532,721
Series 2020-167, Class KI, 2.00%, 11/20/50	23,826	2,957,471
Series 2020-173, Class DI, 2.00%, 11/20/50	17,933	2,277,884
Series 2020-176, Class HI, 2.50%, 11/20/50	24,466	3,765,293
Series 2020-185, Class BI, 2.00%, 12/20/50	6,127	780,233
Series 2020-191, Class AI, 2.00%, 12/20/50	23,004	2,924,802
Series 2021-15, Class AI, 2.00%, 1/20/51	26,102	3,343,352
Series 2021-23, Class TI, 2.50%, 2/20/51	9,353	1,420,046
Series 2021-30, Class AI, 2.00%, 2/20/51	3,277	423,964
Series 2021-46, Class IM, 2.50%, 3/20/51	2,112	315,182
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(5)	4,383	22,856
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(5)	9,777	231,110
Series 2021-97, Class IG, 2.50%, 8/20/49	28,435	3,259,222
Series 2021-114, Class MI, 3.00%, 6/20/51	21,664	3,712,146
Series 2021-121, Class TI, 3.00%, 7/20/51	25,344	3,319,670
Series 2021-122, Class NI, 3.00%, 7/20/51	4,822	826,782
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	13,149	289,874
Series 2021-154, Class MI, 3.00%, 9/20/51	34,919	4,954,937
Series 2021-160, Class IT, 2.50%, 9/20/51	13,523	1,483,998
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	21,458	50,440
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	10,824	25,413
Series 2021-193, Class IU, 3.00%, 11/20/49	31,982	4,555,814
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(5)	20,245	125,493
Series 2021-201, Class PI, 3.00%, 11/20/51	19,047	2,159,372

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-209, Class IW, 3.00%, 11/20/51	$14,069	$ 1,879,268
Series 2022-104, Class IO, 2.50%, 6/20/51	19,673	2,810,678
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	155,432	760,495
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	17,270	84,500
Series 2022-119, Class TA, 0.26%, (3.90% - 30-day SOFR Average), 7/20/52(5)	34,540	410,405
Series 2022-119, Class TI, 0.21%, (3.85% - 30-day SOFR Average), 7/20/52(5)	345,403	3,769,250
Series 2022-126, Class AS, 0.05%, (3.69% - 30-day SOFR Average), 7/20/52(5)	46,350	537,012
Series 2022-126, Class SC, 0.09%, (3.73% - 30-day SOFR Average), 7/20/52(5)	34,540	424,376
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(5)	100,449	610,902
Series 2023-13, Class SA, 1.76%, (5.40% - 30-day SOFR Average), 1/20/53(5)	5,883	235,027
Series 2023-19, Class SD, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	9,838	659,620
Series 2023-20, Class HS, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	6,765	450,840
Series 2023-22, Class ES, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	9,020	601,120
Series 2023-22, Class SA, 2.06%, (5.70% - 30-day SOFR Average), 2/20/53(5)	11,462	550,063
Series 2023-24, Class SB, 1.51%, (5.15% - 30-day SOFR Average), 2/20/53(5)	18,041	652,086
Series 2023-24, Class SG, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	9,020	601,120
Series 2023-32, Class SA, 2.66%, (6.30% - 30-day SOFR Average), 2/20/53(5)	30,443	2,028,780
Series 2023-38, Class LS, 2.66%, (6.30% - 30-day SOFR Average), 3/20/53(5)	28,578	1,863,958
Series 2023-38, Class SD, 2.61%, (6.25% - 30-day SOFR Average), 3/20/53(5)	34,631	2,116,546
Series 2023-38, Class SG, 2.56%, (6.20% - 30-day SOFR Average), 3/20/53(5)	22,616	1,448,887
Series 2023-47, Class HS, 2.66%, (6.30% - 30-day SOFR Average), 3/20/53(5)	9,526	621,319
Series 2023-47, Class SC, 2.61%, (6.25% - 30-day SOFR Average), 3/20/53(5)	14,355	924,708
Series 2023-53, Class SK, 2.56%, (6.20% - 30-day SOFR Average), 4/20/53(5)	19,544	1,243,211
Series 2024-64, Class EI, 6.50%, 4/20/64	8,928	1,512,457
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.186%, 1/25/53(1)(3)	1,815	1,123,935
Series 2024-PJ1, Class B3, 6.916%, 6/25/54(1)(3)	5,579	5,776,554
Security	Principal Amount (000's omitted)	Value
GS Mortgage-Backed Securities Trust: (continued)
Series 2025-PJ8, Class B3, 6.532%, 2/25/56(1)(3)	$3,399	$ 3,329,737
Series 2025-NQM2, Class B1, 7.282%, 6/25/65(1)(3)	850	870,868
JPM Lending Facility, 10.649%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,435,727
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.404%, (1 mo. SOFR + 2.75%), 12/19/30(1)(2)	95,000	95,247,382
LoanDepot GMSR Master Trust:
Series 2025-GT2, Class A, 6.811%, (1 mo. SOFR + 3.15%), 7/16/30(1)(2)	20,000	20,323,060
Series 2025-GT2, Class B, 7.511%, (1 mo. SOFR + 3.85%), 7/16/30(1)(2)	12,000	12,059,868
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.154%, (1 mo. SOFR + 6.50%), 5/25/59(1)(2)	9,000	9,046,793
MFRA Trust, Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(3)	2,736	2,784,163
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	51,898	52,679,083
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(3)	1,500	1,462,512
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(3)	7,750	7,433,343
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 6.854%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	41,000	41,124,656
PRMI Securitization Trust, Series 2025-CMG1, Class M1, 6.452%, (30-day SOFR Average + 2.80%), 12/25/55(1)(2)	1,000	998,354
PRPM LLC:
Series 2024-NQM1, Class B1, 7.39%, 12/25/68(1)(3)	9,000	9,068,674
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(4)	1,000	968,093
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(4)	4,000	3,795,405
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(4)	3,100	3,007,669
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(4)	4,003	3,858,027
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(3)	10,221	10,358,801
Series 2025-RCF1, Class M3, 4.50% to 2/25/27, 2/25/55(1)(4)	1,700	1,600,867

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PRPM LLC: (continued)
Series 2025-RCF3, Class M1A, 5.25%, 7/25/55(1)(3)	$1,100	$ 1,082,784
Series 2025-RCF3, Class M1B, 5.25%, 7/25/55(1)(3)	1,000	956,803
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 9/25/29(1)(3)	7,350	7,404,692
RCO Trust, Series 2025-PR1, Class A, 6.25% to 7/28/28, 3/2/55(1)(4)	16,719	16,592,164
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(4)	10,321	10,355,322
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(3)	3,000	3,043,003
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.08%, 4/25/54(1)(3)	1,498	1,435,849
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	4,000	4,020,448
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(3)	47,076	44,724,318
Total Collateralized Mortgage Obligations (identified cost $5,423,540,380)		$5,405,651,031

Commercial Mortgage-Backed Securities — 7.0%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust:
Series 2024-MAR, Class C, 7.766%, 12/10/41(1)(3)	7,823	8,082,162
Series 2024-MAR, Class D, 9.204%, 12/10/41(1)(3)	50,500	53,024,747
Series 2024-MAR, Class E, 11.322%, 12/10/41(1)(3)	36,000	38,344,169
BAMLL Trust:
Series 2024-BHP, Class B, 6.555%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	8,000	8,027,526
Series 2024-BHP, Class C, 7.255%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,691,021
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.805%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)	6,400	6,417,448
Series 2025-660F, Class D, 6.405%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)	13,300	13,343,083
Series 2025-660F, Class E, 7.255%, (1 mo. SOFR + 3.60%), 11/15/42(1)(2)	16,000	16,063,058
Security	Principal Amount* (000's omitted)	Value
BPR Commercial Mortgage Trust, Series 2024-PARK, Class E, 10.01%, 11/5/39(1)(3)	7,300	7,923,096
BX Trust:
Series 2025-DELC, Class E, 6.705%, (1 mo. SOFR + 3.05%), 12/15/42(1)(2)	1,750	1,759,376
Series 2025-GW, Class D, 6.405%, (1 mo. SOFR + 2.75%), 7/15/42(1)(2)	3,950	3,964,535
Series 2025-GW, Class E, 7.305%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	19,750	19,842,501
CHI Commercial Mortgage Trust:
Series 2025-110W, Class E, 7.413%, 12/13/40(1)(3)	40,530	39,547,982
Series 2025-110W, Class HRR, 10.238%, 12/13/40(1)(3)	24,500	23,926,061
Series 2025-SFT, Class C, 6.819%, 4/15/42(1)(3)	1,500	1,537,160
COMM Mortgage Trust, Series 2025-167G, Class D, 7.183%, 8/10/40(1)(3)	20,220	20,072,471
CRSNT Trust:
Series 2026-MOON, Class D, 6.055%, (1 mo. SOFR + 2.40%), 2/15/43(1)(2)	1,250	1,254,579
Series 2026-MOON, Class E, 7.155%, (1 mo. SOFR + 3.50%), 2/15/43(1)(2)	9,500	9,555,552
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(3)	20,700	21,432,917
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.255%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)	6,501	6,543,012
Series 2025-ESH, Class E, 7.005%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)	15,506	15,620,624
Series 2025-ESH, Class F, 7.755%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)	5,553	5,601,026
Series 2026-ESH2, Class E, 6.555%(1 mo. SOFR + 2.90%), 2/15/43(1)(2)	8,839	8,896,607
Series 2026-ESH2, Class F, 7.405%(1 mo. SOFR + 3.75%), 2/15/43(1)(2)	7,146	7,206,931
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class D, 6.255%, (1 mo. SOFR + 2.60%), 12/15/39(1)(2)	36,400	36,630,598
Series 2024-FBLU, Class F, 7.905%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)	21,240	21,398,474
Series 2024-FBLU, Class G, 9.305%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	29,000	29,382,568
FS Trust:
Series 2026-ORL, Class D, 6.055%, (1 mo. SOFR + 2.40%), 2/15/41(1)(2)	7,100	7,115,377
Series 2026-ORL, Class E, 6.905%, (1 mo. SOFR + 3.25%), 2/15/41(1)(2)	14,300	14,344,602
Great Wolf Trust:
Series 2024-WOLF, Class E, 7.294%, (1 mo. SOFR + 3.639%), 3/15/39(1)(2)	8,815	8,878,618

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Great Wolf Trust: (continued)
Series 2024-WOLF, Class F, 8.093%, (1 mo. SOFR + 4.438%), 3/15/39(1)(2)	7,500	7,558,324
GWT Trust:
Series 2024-WLF2, Class D, 6.594%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	10,800	10,860,772
Series 2024-WLF2, Class E, 7.293%, (1 mo. SOFR + 3.638%), 5/15/41(1)(2)	12,000	11,970,662
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(3)	9,500	9,174,827
HLTN Commercial Mortgage Trust, Series 2026-DPLO, Class E, 7.91%, (1 mo. SOFR + 4.25%), 4/15/41(1)(2)	13,000	13,117,447
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.649%, 1/13/40(1)(3)	1,750	1,774,158
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/34(1)(3)	11,850	11,834,453
INTOWN Mortgage Trust:
Series 2025-STAY, Class D, 6.505%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	25,000	25,013,555
Series 2025-STAY, Class E, 7.505%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)	13,900	13,887,212
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.663%, 9/15/47(1)(3)	895	601,887
JW Commercial Mortgage Trust, Series 2026-MRCO, Class D, (1 mo. SOFR + 2.45%), 6/15/39(1)(6)	688	687,690
JW Trust, 7.195%, (1 mo. SOFR + 3.54%), 11/15/39(1)(2)	8,000	8,055,464
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.797%, 2/10/43(1)(3)	20,000	19,814,164
NYC Commercial Mortgage Trust, Series 2025-1155, Class D, 7.603%, 6/10/42(1)(3)	10,000	10,167,724
ORL Trust:
Series 2024-GLKS, Class E, 6.845%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)	8,250	8,296,413
Series 2024-GLKS, Class F, 8.093%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	33,550	33,700,197
PNW Trust, Series 2026-ARTE, Class B, 5.865%, (1 mo. SOFR + 2.211%), 4/15/41(1)(2)	12,082	12,071,514
ROCK Trust:
Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)	1,750	1,834,142
Series 2024-CNTR, Class E, 8.819%, 11/13/41(1)	62,500	65,563,950
SHR Trust:
Series 2024-LXRY, Class D, 7.255%, (1 mo. SOFR + 3.60%), 10/15/41(1)(2)	7,959	8,004,291
Security	Principal Amount* (000's omitted)		Value
SHR Trust: (continued)
Series 2024-LXRY, Class E, 8.105%, (1 mo. SOFR + 4.45%), 10/15/41(1)(2)		5,500	5,541,032
SPGN Trust:
Series 2026-TFLM, Class E, 7.405%, (1 mo. SOFR + 3.75%), 2/15/41(1)(2)		50,120	50,427,977
Series 2026-TFLM, Class HRR, 9.305%, (1 mo. SOFR + 5.65%), 2/15/41(1)(2)		25,750	25,815,688
Taurus U.K. DAC:
Series 2025-UK3A, Class D, 6.533%, (SONIA + 2.80%), 7/20/35(1)(2)	GBP	3,150	4,273,893
Series 2025-UK3A, Class E, 7.533%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	3,750	5,090,304
TX Trust:
Series 2024-HOU, Class D, 6.894%, (1 mo. SOFR + 3.239%), 6/15/39(1)(2)		2,450	2,463,519
Series 2024-HOU, Class E, 8.042%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	6,043,216
U.K. Logistics DAC, Series 2024-1A, Class E, 8.746%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	1,372	1,871,517
VCC Trust:
Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(4)		17,710	17,632,784
Series 2026-MC1, Class A1, 6.492% to 1/25/29, 1/27/31(1)(4)		15,057	15,030,007
Velocity Commercial Capital Loan Trust:
Series 2025-4, Class M2, 6.17%, 9/25/55(1)(3)		1,221	1,213,939
Series 2025-4, Class M4, 9.35%, 9/25/55(1)(3)		1,495	1,471,438
Series 2025-5, Class M3, 6.70%, 12/25/55(1)(3)		2,486	2,452,142
Series 2025-5, Class M4, 9.19%, 12/25/55(1)(3)		1,989	1,965,206
Series 2026-1, Class M3, 6.26%, 2/25/56(1)(3)		3,233	3,185,433
Series 2026-1, Class M4, 8.48%, 2/25/56(1)(3)		2,487	2,451,783
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class C, 6.915%, 9/15/40(1)(3)		5,455	5,406,644
Series 2025-1918, Class D, 8.911%, 9/15/40(1)(3)		9,500	9,467,560
Series 2026-1250B, Class D, 6.591%, 3/10/41(1)(3)		2,500	2,475,349
Series 2026-1250B, Class E, 8.089%, 3/10/41(1)(3)		17,000	17,237,585
WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.982%, 7/15/40(1)(3)		16,250	16,725,088
Willowbrook Mall, Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(3)		5,875	5,586,833
Total Commercial Mortgage-Backed Securities (identified cost $936,725,525)			$ 935,245,664

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.8%
Security	Shares	Value
Argentina — 0.0%†
Banco BBVA Argentina SA ADR	11,800	$ 168,268
Banco Macro SA ADR(9)	6,800	489,600
Central Puerto SA ADR(9)	7,600	107,236
Corp. America Airports SA(9)	2,700	67,365
Cresud SA ADR(9)	3,025	34,031
Empresa Distribuidora Y Comercializadora Norte ADR(9)	1,500	37,575
Grupo Financiero Galicia SA ADR(9)	19,000	785,460
Grupo Supervielle SA ADR(9)	9,800	80,654
IRSA Inversiones y Representaciones SA ADR(9)	2,460	34,366
Loma Negra Cia Industrial Argentina SA ADR(9)	4,000	44,160
Pampa Energia SA ADR(9)	3,000	248,610
Telecom Argentina SA ADR	6,800	81,192
Transportadora de Gas del Sur SA, Class B ADR(9)	5,400	164,754
Vista Energy SAB de CV ADR(9)	24,700	1,835,704
YPF SA ADR(9)	14,700	663,852
		$ 4,842,827
Brazil — 0.1%
Adecoagro SA	2,700	$ 38,043
Arcos Dorados Holdings, Inc., Class A	11,500	102,580
Constellation Oil Services Holding SA(9)	104,100	1,605,565
Petroleo Brasileiro SA - Petrobras ADR	68,500	1,509,055
Suzano SA ADR	330,200	2,928,874
		$ 6,184,117
Bulgaria — 0.1%
Eurohold Bulgaria AD(9)	5,122,844	$ 6,564,203
		$ 6,564,203
Canada — 0.0%†
Lithium Argentina AG(9)	10,800	$ 109,836
		$ 109,836
China — 0.0%†
Kaisa Group Holdings Ltd.(9)	78,495	$ 768
Shimao Group Holdings Ltd.(9)	495,945	10,576
Times China Holdings Ltd.(9)	711,339	4,949
		$ 16,293
Security	Shares	Value
Iceland — 0.0%†
Siminn Hf.	2,023,336	$ 199,523
		$ 199,523
Mexico — 0.0%†
Orbia Advance Corp. SAB de CV(9)	1,917,600	$ 2,286,608
		$ 2,286,608
Pakistan — 0.0%†
VEON Ltd. ADR(9)	58,200	$ 2,894,868
		$ 2,894,868
Peru — 0.0%†
Auna SA, Class A(9)	559,000	$ 2,834,130
		$ 2,834,130
Puerto Rico — 0.0%†
Liberty Latin America Ltd., Class C(9)	385,000	$ 3,199,350
		$ 3,199,350
Vietnam — 0.6%
Asia Commercial Bank JSC	1,444,200	$ 1,291,746
Bank for Foreign Trade of Vietnam JSC	792,600	1,804,233
Bank for Investment & Development of Vietnam JSC	1,865,700	2,845,270
Coteccons Construction JSC	783,877	2,595,255
Duc Giang Chemicals JSC	221,400	450,821
FPT Corp.	2,099,900	6,033,354
Gemadept Corp.	666,000	1,906,714
Hoa Phat Group JSC	2,273,500	2,397,710
IDICO Corp. JSC	419,900	720,015
Khang Dien House Trading & Investment JSC(9)	1,986,700	1,918,218
Kinh Bac City Development Holding Corp.(9)	2,227,400	2,868,182
Masan Group Corp.(9)	678,300	1,979,045
Military Commercial Joint Stock Bank	3,369,600	3,339,647
Mobile World Investment Corp.	2,479,200	7,929,647
Nam Long Investment Corp.	2,158,952	2,277,385
PetroVietnam Gas JSC	615,400	1,762,142
Phat Dat Real Estate Development Corp.(9)	1,363,200	855,709
Refrigeration Electrical Engineering Corp.	191,700	439,137
Saigon Thuong Tin Commercial JSB(9)	1,318,100	3,383,030
SSI Securities Corp.	4,297,560	4,535,190
Techcom Securities JSC	1,325,200	2,554,430
Vietnam Dairy Products JSC	1,377,200	3,191,677
Vietnam Joint Stock Commercial Bank for Industry & Trade	1,251,540	1,665,071
Vietnam Prosperity JSC Bank	1,798,000	1,807,914

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank	3,498,200	$ 4,494,648
Vingroup JSC(9)	1,295,400	10,604,888
Vinh Hoan Corp.	977,300	2,270,095
		$ 77,921,173
Total Common Stocks (identified cost $104,170,441)		$ 107,052,928

Convertible Bonds — 2.4%
Security	Principal Amount (000's omitted)		Value
Australia — 0.1%
IREN Ltd.:
0.00%, 7/1/31(1)	USD	3,025	$ 2,627,969
0.25%, 6/1/32(1)	USD	3,200	3,528,800
			$ 6,156,769
China — 0.3%
Alibaba Group Holding Ltd.:
0.00%, 9/15/32(10)	USD	11,715	$ 11,709,143
0.50%, 6/1/31	USD	3,204	4,630,581
H World Group Ltd., 3.00%, 5/1/26	USD	2,227	3,074,374
JD.com, Inc., 0.25%, 6/1/29	USD	4,535	4,630,235
Kaisa Group Holdings Ltd.:
0.00%, 12/31/26(1)	USD	28	99
0.00%, 12/31/27(1)	USD	36	71
0.00%, 12/31/28(1)	USD	57	82
0.00%, 12/31/29(1)	USD	57	71
0.00%, 12/31/30(1)	USD	71	85
0.00%, 12/31/31(1)	USD	71	85
0.00%, 12/31/32(1)	USD	134	161
Ping An Insurance Group Co. of China Ltd., 0.00%, 6/11/30(10)	HKD	21,000	3,291,095
Sunac China Holdings Ltd.:
0.00%, 6/23/26(1)	USD	1,294	211,854
0.00%, 6/23/28(1)	USD	956	246,158
Times China Holdings Ltd.:
0.00%, 3/30/27(1)	USD	1,258	6,971
0.00%, 3/30/27(1)	USD	257	1,926
Trip.com Group Ltd., 0.75%, 6/15/29	USD	4,330	4,667,421
			$ 32,470,412
Security	Principal Amount (000's omitted)		Value
Germany — 0.0%†
TUI AG, 1.95%, 7/26/31(10)	EUR	1,800	$ 2,245,970
			$ 2,245,970
Israel — 0.1%
Check Point Software Technologies Ltd., 0.00%, 12/15/30(1)	USD	1,450	$ 1,312,975
Nova Ltd., 0.00%, 9/15/30(1)	USD	1,075	1,853,838
Wix.com Ltd., 0.00%, 9/15/30(1)	USD	2,315	1,876,307
			$ 5,043,120
Japan — 0.0%†
Nippon Steel Corp., 0.00%, 2/14/31(10)	JPY	260,000	$ 1,699,163
			$ 1,699,163
Netherlands — 0.1%
Nebius Group NV:
1.00%, 9/15/30(1)	USD	4,220	$ 5,466,166
2.625%, 3/15/33(1)	USD	3,700	4,095,160
			$ 9,561,326
Singapore — 0.0%†
Grab Holdings Ltd., 0.00%, 6/15/30(10)	USD	3,105	$ 3,040,956
			$ 3,040,956
South Korea — 0.0%†
Delivery Hero SE, 3.25%, 2/21/30(10)	EUR	3,600	$ 4,056,644
			$ 4,056,644
Spain — 0.0%†
Cellnex Telecom SA:
0.50%, 7/5/28(10)	EUR	1,700	$ 2,098,798
2.125%, 8/11/30(10)	EUR	1,800	2,236,913
			$ 4,335,711
Taiwan — 0.0%†
Wistron Corp., 0.00%, 10/23/30(10)	USD	2,700	$ 2,498,175
			$ 2,498,175
United Kingdom — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,686	$ 1,749,225
			$ 1,749,225
United States — 1.8%
Affirm Holdings, Inc., 0.75%, 12/15/29	USD	3,405	$ 3,600,787

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Akamai Technologies, Inc.:
0.25%, 5/15/33(1)	USD	4,805	$ 6,314,971
1.125%, 2/15/29	USD	3,195	3,553,639
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	USD	3,405	3,164,522
Alphatec Holdings, Inc., 0.75%, 3/15/30	USD	1,020	1,015,308
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	2,905	2,655,461
Avnet, Inc., 1.75%, 9/1/30(1)	USD	2,525	3,301,437
Bill Holdings, Inc., 0.00%, 4/1/30	USD	3,100	2,756,675
BlackLine, Inc., 1.00%, 6/1/29	USD	2,525	2,321,106
Block, Inc., 0.25%, 11/1/27	USD	1,615	1,520,523
Boston Properties LP, 2.00%, 10/1/30(1)	USD	2,650	2,491,000
Bridgebio Pharma, Inc., 0.75%, 2/1/33(1)	USD	4,180	4,158,682
CenterPoint Energy, Inc.:
3.00%, 8/1/28(1)	USD	3,065	3,251,694
4.25%, 8/15/26	USD	1,585	1,900,019
Cleanspark, Inc., 0.00%, 2/15/32(1)	USD	2,200	1,983,300
Cloudflare, Inc., 0.00%, 6/15/30(1)	USD	3,705	4,262,588
CMS Energy Corp., 3.375%, 5/1/28	USD	2,450	2,747,063
Coinbase Global, Inc., 0.00%, 10/1/32(1)	USD	6,820	5,774,835
CoreWeave, Inc.:
1.75%, 12/1/31(1)	USD	6,100	7,926,645
1.75%, 10/1/32(1)	USD	285	342,570
Cytokinetics, Inc., 3.50%, 7/1/27	USD	1,405	2,020,390
Datadog, Inc., 0.00%, 12/1/29	USD	3,484	3,516,227
Dexcom, Inc., 0.375%, 5/15/28	USD	1,825	1,693,144
Digital Realty Trust LP, 1.875%, 11/15/29(1)	USD	3,815	4,289,967
DoorDash, Inc., 0.00%, 5/15/30(1)	USD	4,960	4,741,760
Duke Energy Corp., 3.00%, 3/15/29(1)	USD	2,850	2,842,163
Enovis Corp., 3.875%, 10/15/28	USD	3,105	3,028,151
Envista Holdings Corp., 1.75%, 8/15/28	USD	2,760	2,756,550
Etsy, Inc., 0.25%, 6/15/28	USD	3,750	3,397,500
Euronet Worldwide, Inc., 0.625%, 10/1/30(1)	USD	2,315	2,087,841
Evergy, Inc., 4.50%, 12/15/27	USD	1,910	2,605,718
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	2,395	2,501,578
Five9, Inc., 1.00%, 3/15/29	USD	1,835	1,593,147
Galaxy Digital Holdings LP, 0.50%, 5/1/31(1)	USD	2,820	2,428,020
Global Payments, Inc., 1.50%, 3/1/31	USD	3,665	3,296,667
Haemonetics Corp., 2.50%, 6/1/29	USD	2,515	2,455,646
Halozyme Therapeutics, Inc., 0.00%, 2/15/31(1)	USD	2,180	2,123,320
Integer Holdings Corp., 1.875%, 3/15/30	USD	2,790	2,713,275
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	USD	2,685	2,790,722
Itron, Inc., 0.00%, 3/15/32(1)	USD	2,150	2,022,613
Security	Principal Amount (000's omitted)		Value
United States (continued)
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	2,885	$ 3,744,730
3.125%, 9/15/30	USD	2,330	3,486,845
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	3,205	4,088,779
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,855	2,171,278
Live Nation Entertainment, Inc.:
2.875%, 1/15/30	USD	3,325	3,710,700
2.875%, 10/15/31(1)	USD	1,440	1,495,971
Lumentum Holdings, Inc.:
0.375%, 3/15/32(1)	USD	1,130	5,538,017
0.50%, 6/15/28	USD	835	5,731,774
MARA Holdings, Inc., 0.00%, 6/1/31	USD	3,115	2,981,989
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	2,870	2,786,770
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	1,905	1,736,408
Merit Medical Systems, Inc., 3.00%, 2/1/29	USD	2,180	2,332,752
Meritage Homes Corp., 1.75%, 5/15/28	USD	1,750	1,724,625
Microchip Technology, Inc.:
0.00%, 2/15/30(1)	USD	2,500	2,860,625
0.75%, 6/1/30	USD	3,475	3,801,650
MKS, Inc., 1.25%, 6/1/30	USD	2,520	4,963,140
NCL Corp. Ltd., 0.75%, 9/15/30(1)	USD	1,785	1,672,853
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27	USD	2,060	2,996,785
Northern Oil & Gas, Inc., 3.625%, 4/15/29	USD	2,170	2,308,880
Nutanix, Inc., 0.50%, 12/15/29	USD	3,095	2,874,636
ON Semiconductor Corp., 0.50%, 3/1/29	USD	3,475	4,241,237
Parsons Corp., 2.625%, 3/1/29	USD	2,995	2,948,577
PG&E Corp., 4.25%, 12/1/27	USD	4,540	4,654,635
Post Holdings, Inc., 2.50%, 8/15/27	USD	2,810	3,147,200
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	3,095	3,569,309
Progress Software Corp., 3.50%, 3/1/30	USD	2,720	2,479,008
Rapid7, Inc.:
0.25%, 3/15/27	USD	815	773,232
1.25%, 3/15/29	USD	970	799,377
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	3,300	3,780,562
Rubrik, Inc., 0.00%, 6/15/30(1)	USD	3,370	3,035,527
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	3,655	3,457,681
Snowflake, Inc., 0.00%, 10/1/29	USD	1,435	1,684,403
Southern Co., 3.25%, 6/15/28(1)	USD	4,240	4,315,260
Uber Technologies, Inc.:
0.00%, 5/15/28(1)	USD	3,270	3,580,813
0.875%, 12/1/28	USD	3,360	4,113,480

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Workiva, Inc., 1.25%, 8/15/28	USD	3,380	$ 3,156,075
XPLR Infrastructure LP, 2.50%, 6/15/26(1)	USD	4,215	4,204,462
Ziff Davis, Inc., 1.75%, 11/1/26	USD	1,230	1,212,780
Zoetis, Inc., 0.25%, 6/15/29(1)	USD	3,400	3,369,400
Zscaler, Inc., 0.00%, 7/15/28(1)	USD	4,305	3,915,397
			$ 245,394,846
Total Convertible Bonds (identified cost $298,083,011)			$ 318,252,317

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
United States — 0.2%
Bank of America Corp., Series L, 7.25%	3,300	$ 4,035,141
QXO, Inc., 4.75%(9)(11)(12)	2,014	19,336,474
Wells Fargo & Co., Series L, Class A, 7.50%	3,400	4,048,754
Total Convertible Preferred Stocks (identified cost $28,248,519)		$ 27,420,369

Corporate Bonds — 5.1%
Security	Principal Amount (000s omitted)		Value
United States — 5.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	USD	11,440	$ 11,822,588
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(1)	USD	3,844	3,763,950
7.375%, 3/15/33(1)	USD	3,844	3,936,802
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	USD	14,625	14,426,202
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(14)	USD	16,000	15,968,170
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	USD	7,630	7,902,466
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	USD	7,630	7,940,724
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	USD	6,350	6,198,312
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	USD	2,500	2,476,738
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	USD	1,225	1,317,377
Arches Buyer, Inc., 6.125%, 12/1/28(1)	USD	5,500	5,351,815
Ardagh Group SA, 9.50%, 12/1/30(1)	USD	4,560	4,839,587
Security	Principal Amount (000s omitted)		Value
United States (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(10)	EUR	1,235	$ 1,365,328
3.25%, 9/1/28(1)	USD	26,351	25,216,276
4.00%, 9/1/29(1)	USD	7,370	6,902,957
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	USD	9,530	9,143,701
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)	USD	6,350	6,637,014
8.375%, 2/1/34(1)	USD	6,350	6,270,072
athenahealth Group, Inc., 6.50%, 2/15/30(1)	USD	15,250	14,546,858
Azorra Finance Ltd., 7.25%, 1/15/31(1)	USD	5,080	5,207,229
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 6.079%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(10)	EUR	3,556	4,218,669
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(10)	EUR	4,998	5,851,402
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(15)	USD	16,095	17,713,604
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	USD	10,170	9,445,051
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	USD	3,180	3,092,804
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	USD	6,350	6,869,322
Century Communities, Inc., 6.625%, 9/15/33(1)	USD	5,080	5,059,700
Champions Financing, Inc., 8.75%, 2/15/29(1)	USD	907	883,191
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	USD	15,250	9,363,113
Chobani LLC/Chobani Finance Corp., Inc., 6.375%, 4/15/34(1)	USD	2,215	2,261,406
Cipher Compute LLC, 7.125%, 11/15/30(1)	USD	4,190	4,348,211
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 6/15/31(10)	EUR	4,640	5,466,374
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	USD	8,900	8,905,577
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	USD	3,180	3,098,786
9.00%, 9/30/29(1)	USD	7,500	7,370,364
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)	USD	4,269	4,019,892
8.75%, 4/15/30(1)	USD	7,712	7,001,811
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	USD	6,350	6,232,463
EchoStar Corp., 10.75%, 11/30/29	USD	3,904	4,241,237
Global Medical Response, Inc., 7.375%, 10/1/32(1)	USD	6,170	6,435,372
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	USD	5,080	5,208,951
8.25%, 1/15/32(1)	USD	5,080	5,335,778

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)		Value
United States (continued)
Herc Holdings, Inc.:
5.75%, 3/15/31(1)	USD	3,275	$ 3,284,812
6.00%, 3/15/34(1)	USD	3,290	3,265,672
Hightower Holding LLC, 9.125%, 1/31/30(1)	USD	2,540	2,649,355
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	USD	8,915	9,249,250
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	USD	3,560	3,592,966
8.375%, 10/1/33(1)	USD	3,560	3,579,922
King U.S. Bidco, Inc., 5.454%, (3 mo. EURIBOR + 3.25%), 12/1/32(2)(10)	EUR	4,700	5,569,913
LBM Acquisition LLC, 9.50%, 6/15/31(1)	USD	3,000	2,628,704
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	USD	9,530	9,122,973
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	USD	6,350	6,590,487
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	USD	10,170	9,814,866
10.00%, 6/1/32(1)	USD	1,270	1,301,432
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	USD	8,900	9,424,050
Michaels Cos., Inc., 8.50%, 3/15/33(1)	USD	6,975	6,893,566
Midcap Financial Issuer Trust, 5.923%, (3 mo. SOFR + 2.25%), 1/15/33(1)(2)	USD	35,000	35,962,850
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	USD	6,990	7,279,666
Moog, Inc., 5.50%, 10/15/34(1)	USD	950	953,222
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)	USD	6,670	6,981,585
Nexstar Media, Inc.:
6.50%, 9/15/33(1)	USD	2,065	2,082,224
7.25%, 4/15/34(1)	USD	1,860	1,873,217
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	USD	3,810	3,951,209
8.375%, 2/15/32(1)	USD	1,270	1,333,500
NRG Energy, Inc., 6.125%, 5/15/36(1)	USD	4,480	4,465,021
OAK-Eagle Acquireco, Inc.:
6.25%, 7/1/33(1)	EUR	1,600	1,934,852
8.75%, 7/1/34(1)	USD	4,225	4,399,226
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(10)	EUR	1,900	2,209,055
6.125%, 2/15/33(1)	EUR	7,000	8,138,625
7.25%, 2/15/33(1)	USD	3,810	3,727,429
Park River Holdings, Inc.:
8.00%, 3/15/31(1)	USD	5,080	5,113,086
8.75%, 12/31/30(1)	USD	2,540	2,404,373
Security	Principal Amount (000s omitted)		Value
United States (continued)
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44	USD	4,700	$ 3,438,200
5.375%, 9/30/32	EUR	4,580	5,216,847
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)	USD	4,450	4,509,424
10.00%, 9/15/33(1)	USD	4,450	4,497,886
Risewell Homes, Inc.:
8.50%, 11/1/30(1)	USD	2,540	2,598,352
9.25%, 10/1/29(1)	USD	6,350	6,596,704
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	USD	7,630	6,880,368
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	USD	6,350	6,579,965
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	USD	499	498,944
Standard Industries, Inc., 4.75%, 1/15/28(1)	USD	1,347	1,340,228
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	USD	8,160	8,575,679
Sunoco LP, 7.875% to 9/18/30(1)(13)(14)	USD	17,790	18,433,037
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	USD	9,833	9,819,040
Sword Purchaser LLC, 8.25%, 4/15/33(1)	USD	2,485	2,544,648
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)	USD	7,630	8,029,842
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)	USD	7,630	7,638,088
TKC Holdings, Inc.:
8.50%, 8/15/30(1)	USD	6,275	6,427,188
12.00%, 2/15/31(1)	USD	550	573,556
TransDigm, Inc., 4.625%, 1/15/29	USD	15,000	14,813,311
Transocean International Ltd., 8.25%, 5/15/29(1)	USD	3,810	3,957,908
U.S. Foods, Inc., 4.75%, 2/15/29(1)	USD	7,030	6,958,214
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)	USD	556	582,329
8.625%, 6/15/32(1)	USD	6,350	6,650,701
Uniti Services LLC, 7.50%, 10/15/33(1)	USD	6,348	6,687,402
Univision Communications, Inc.:
8.50%, 7/31/31(1)	USD	2,247	2,282,064
8.875%, 4/15/33(1)	USD	595	598,686
9.375%, 8/1/32(1)	USD	6,525	6,757,310
Venture Global Calcasieu Pass LLC:
3.875%, 11/1/33(1)	USD	6,350	5,662,442
6.00%, 5/1/36(1)	USD	1,260	1,270,399
Venture Global LNG, Inc.:
9.00% to 9/30/29(1)(13)(14)	USD	2,350	2,325,860
9.875%, 2/1/32(1)	USD	2,000	2,146,640
Versant Media Group, Inc., 7.25%, 1/30/31(1)	USD	7,240	7,520,582
VoltaGrid LLC, 7.375%, 11/1/30(1)	USD	9,530	9,895,828

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)		Value
United States (continued)
Voyager Parent LLC, 9.25%, 7/1/32(1)	USD	8,419	$ 8,957,799
WBI Operating LLC:
6.25%, 10/15/30(1)	USD	2,540	2,576,716
6.50%, 10/15/33(1)	USD	4,450	4,500,307
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)	USD	10,000	10,118,880
WULF Compute LLC, 7.75%, 10/15/30(1)	USD	7,000	7,361,271
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/29(1)	USD	1,910	1,987,217
8.375%, 1/15/31(1)	USD	2,540	2,715,326
8.625%, 3/15/33(1)	USD	4,450	4,770,714
Total Corporate Bonds (identified cost $691,394,313)			$ 688,730,254

Foreign Corporate Bonds — 5.6%
Security	Principal Amount (000's omitted)		Value
Angola — 0.2%
Azule Energy Finance PLC:
8.125%, 1/23/30(1)	USD	8,402	$ 8,673,746
8.125%, 1/23/30(10)	USD	8,638	8,917,379
8.625%, 1/22/33(1)	USD	2,602	2,702,666
Sonangol Finance Ltd., 10.00%, 1/29/31(10)	USD	5,095	5,218,029
			$ 25,511,820
Argentina — 0.2%
Banco Macro SA:
8.00%, 6/23/29(10)	USD	963	$ 983,705
8.00%, 6/23/29(1)	USD	5,936	6,063,624
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(1)(4)	USD	7,420	7,206,675
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(10)	USD	230	173,650
11.00%, 11/1/31(1)	USD	3,775	2,849,766
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(1)	USD	5,139	5,347,666
Vista Energy Argentina SAU, 8.50%, 6/10/33(1)	USD	4,562	4,850,546
YPF SA, 8.25%, 1/17/34(1)	USD	2,355	2,467,365
			$ 29,942,997
Security	Principal Amount (000's omitted)		Value
Armenia — 0.0%†
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(10)	USD	5,618	$ 5,656,805
			$ 5,656,805
Brazil — 1.1%
Adecoagro SA, 7.50%, 7/29/32(1)	USD	4,559	$ 4,517,695
Azul Secured Finance LLP, 9.875%, 2/15/31(1)	USD	1,739	1,549,884
Braskem Netherlands Finance BV:
4.50%, 1/10/28(10)	USD	2,164	1,360,615
4.50%, 1/31/30(10)	USD	15,841	9,376,446
7.25%, 2/13/33(10)	USD	1,897	1,088,404
8.00%, 10/15/34(10)	USD	2,524	1,478,155
8.50%, 1/12/31(10)	USD	1,087	654,222
12.004% to 10/24/30, 1/23/81(10)(14)	USD	9,310	2,642,644
Constellation Oil Services Holding SA:
9.375%, 11/7/29(1)	USD	5,843	6,140,993
9.375%, 11/7/29(10)	USD	5,960	6,263,960
CSN Inova Ventures, 6.75%, 1/28/28(10)	USD	6,287	5,365,495
CSN Resources SA:
4.625%, 6/10/31(10)	USD	1,296	888,372
5.875%, 4/8/32(10)	USD	599	410,408
FS Luxembourg SARL, 8.125%, 2/11/36(1)	USD	10,785	9,996,347
Gol Finance, Inc.:
14.375%, 6/6/30(10)	USD	1,244	1,189,824
14.375%, 6/6/30(1)	USD	12,269	11,734,685
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(10)	USD	5,811	5,438,307
MV24 Capital BV, 6.748%, 6/1/34(10)	USD	3,277	3,300,196
Oceanica Lux:
13.00%, 10/2/29(10)	USD	4,394	4,716,423
13.00%, 10/2/29(1)	USD	9,870	10,594,241
OHI Group SA:
13.00%, 7/22/29(10)	USD	5,669	5,777,968
13.00%, 7/22/29(1)	USD	10,441	10,641,842
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(15)	USD	3,657	1,773,438
Raizen Fuels Finance SA:
5.70%, 1/17/35(10)	USD	5,649	3,097,064
6.25%, 7/8/32(10)	USD	843	463,650
6.25%, 7/8/32(1)	USD	7,037	3,870,350
6.45%, 3/5/34(10)	USD	2,067	1,127,807
6.70%, 2/25/37(10)	USD	7,666	4,173,179
Samarco Mineracao SA, 9.50%, (4.00% cash and 5.00% PIK), 6/30/31(10)	USD	19,556	19,631,730

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Unigel Luxembourg SA, 13.50%, (13.50% cash or 15.00% PIK), 12/31/27(10)(15)	USD	310	$ 18,595
Vale SA, Series A6, 0.00%(13)(16)	BRL	50,226	4,247,406
Yinson Boronia Production BV:
8.947%, 7/31/42(10)	USD	1,905	2,110,473
8.947%, 7/31/42(1)	USD	2,691	2,981,138
			$ 148,621,956
Cameroon — 0.0%†
Golar LNG Ltd., 7.75%, 9/19/29(1)(10)	USD	3,400	$ 3,470,048
			$ 3,470,048
Canada — 0.1%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/28(1)	USD	1,089	$ 1,069,336
Aris Gold Corp., 7.50%, 8/26/27	USD	906	915,080
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	USD	5,080	5,484,820
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,273,438
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(10)	EUR	1,000	1,010,448
9.50%, 5/15/30(1)	USD	939	823,614
			$ 12,576,736
China — 0.1%
Kaisa Group Holdings Ltd.:
6.25%, (5.25% cash or 6.25% PIK), 12/28/28(1)(15)	USD	48	$ 955
6.50%, (5.50% cash or 6.50% PIK), 12/28/29(1)(15)	USD	80	1,299
6.75%, (5.75% cash or 6.75% PIK), 12/28/30(1)(15)	USD	96	1,687
7.00%, (6.00% cash or 7.00% PIK), 12/28/31(1)(15)	USD	145	2,904
7.25%, (6.25% cash or 7.25% PIK), 12/28/32(1)(15)	USD	137	2,733
7.721%, (6.72% cash or 7.721% PIK), 12/28/27(1)(15)	USD	33	654
KWG Group Holdings Ltd., 7.875%, 8/30/24(17)	USD	519	28,545
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(10)	USD	1,943	1,849,415
3.95%, 9/16/29(10)	USD	8,681	7,150,488
4.50%, 1/16/28(10)	USD	1,915	1,781,991
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(1)(15)	USD	478	14,348
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(1)(15)	USD	717	16,141
Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings Ltd.: (continued)
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(1)(15)	USD	717	$ 14,950
5.95%, (5.00% cash or 6.00% PIK), 7/21/31(1)(15)	USD	2,651	99,430
Times China Holdings Ltd.:
4.00%, 3/30/29(1)(15)	USD	282	9,510
4.20%, 9/30/32(1)(15)	USD	1,051	32,849
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(10)	USD	200	199,831
			$ 11,207,730
Colombia — 0.2%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	5,776	$ 5,488,879
Banco Davivienda SA:
6.65% to 4/22/31(10)(13)(14)	USD	9,565	8,934,773
8.125% to 7/2/30, 7/2/35(10)(14)	USD	920	948,934
8.125% to 7/2/30, 7/2/35(1)(14)	USD	6,519	6,724,022
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(10)(14)	USD	5,797	6,532,639
			$ 28,629,247
France — 0.1%
Atos SE, 9.36% to 12/18/26, 12/18/29(4)(10)	EUR	396	$ 531,490
Betclic Everest Group SAS, 5.125%, 12/10/31(10)	EUR	6,230	7,331,980
Egis SA, 5.125%, 5/15/31(10)(18)	EUR	1,930	2,273,374
			$ 10,136,844
Georgia — 0.2%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(13)(14)	USD	200	$ 209,601
9.50% to 7/16/29(10)(13)(14)	USD	9,577	10,036,743
TBC Bank Group PLC, 22.00%, 6/5/28(1)	UZS	16,650,000	1,401,727
TBC Bank JSC:
8.894% to 11/6/26(10)(13)(14)	USD	3,481	3,511,236
10.25% to 7/30/29(10)(13)(14)	USD	6,004	6,437,973
			$ 21,597,280
Germany — 0.1%
alstria SARL, 4.25%, 10/15/29(10)	EUR	2,400	$ 2,742,331
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	USD	5,080	4,889,500
IHO Verwaltungs GmbH:
5.625%, (5.625% cash or 6.375% PIK), 5/15/31(10)(15)	EUR	670	799,533

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Germany (continued)
IHO Verwaltungs GmbH: (continued)
7.375%, (7.375% cash or 8.125% PIK), 5/15/33(1)(15)	USD	425	$ 432,456
			$ 8,863,820
Ghana — 0.0%†
Tullow Holdco 2 Ltd., 15.00%, (12.00% cash and 3.00% PIK), 11/15/28(10)	USD	4,415	$ 4,546,603
			$ 4,546,603
Greece — 0.1%
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(10)	EUR	2,723	$ 3,119,387
Piraeus Bank SA, 6.125% to 10/15/32(10)(13)(14)	EUR	3,128	3,610,775
			$ 6,730,162
Guyana — 0.0%†
Secure International Finance Co., Inc.:
10.00%, 6/3/29(1)	USD	1,147	$ 1,152,794
10.00%, 6/3/29(10)	USD	2,471	2,483,119
			$ 3,635,913
Hong Kong — 0.0%†
Li & Fung Ltd., 8.375%, 2/5/29(10)	USD	1,600	$ 1,648,477
Yuexiu REIT MTN Co. Ltd., 6.50%, 2/12/29(10)	USD	1,798	1,824,895
			$ 3,473,372
Hungary — 0.1%
MBH Bank Nyrt, 5.25% to 1/29/29, 1/29/30(10)(14)	EUR	5,269	$ 6,216,695
OTP Bank Nyrt, 7.30% to 1/30/30, 7/30/35(10)(14)	USD	2,979	3,123,516
			$ 9,340,211
Iceland — 0.0%
Wow Air Hf., 0.00%, (3 mo. EURIBOR + 9.00%)(11)(13)(17)	EUR	920	$ 0
			$ 0
India — 0.1%
Piramal Finance Ltd., 7.80%, 1/29/28(10)	USD	6,393	$ 6,542,401
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	730,000	9,261,735
			$ 15,804,136
Security	Principal Amount (000's omitted)		Value
Indonesia — 0.0%†
Nickel Industries Ltd., 9.00%, 9/30/30(1)	USD	1,010	$ 1,053,323
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(10)	USD	1,520	1,503,606
			$ 2,556,929
Ireland — 0.1%
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	USD	7,630	$ 7,793,267
			$ 7,793,267
Italy — 0.1%
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(1)	EUR	2,500	$ 2,912,549
5.25%, 2/5/31(10)	EUR	3,100	3,611,561
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(1)(2)	EUR	180	211,688
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(2)(10)	EUR	555	652,704
Infrastrutture Wireless Italiane SpA:
1.75%, 4/19/31(10)	EUR	1,285	1,348,866
3.625%, 10/13/32(10)	EUR	1,215	1,346,083
			$ 10,083,451
Jamaica — 0.1%
Digicel International Finance Ltd./Difl U.S. LLC:
8.625%, 8/1/32(10)	USD	737	$ 767,251
8.625%, 8/1/32(1)	USD	6,060	6,308,739
NCB Financial Group Ltd., 11.00%, 7/31/30(1)	USD	7,070	7,431,772
			$ 14,507,762
Kazakhstan — 0.2%
ForteBank JSC:
7.75%, 2/4/30(10)	USD	2,123	$ 2,192,242
7.75%, 2/4/30(1)	USD	9,679	9,994,684
9.75% to 11/3/30(10)(13)(14)	USD	8,957	9,188,825
			$ 21,375,751
Kyrgyzstan — 0.1%
Eldik Bank OAO, 8.50%, 4/23/31(10)	USD	7,280	$ 7,300,178
			$ 7,300,178
Luxembourg — 0.3%
Aegis Lux 1a SARL, 5.625% PIK, 10/29/31(10)	EUR	4,640	$ 5,475,476
Alexandrite Lake Lux Holdings SARL:
6.75%, 7/30/30(1)	EUR	1,000	1,156,479
6.75%, 7/30/30(10)	EUR	4,000	4,625,916

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Luxembourg (continued)
Currenta Group Holdings SARL, 5.984%, (3 mo. EURIBOR + 4.00%), 5/15/32(2)(10)	EUR	4,640	$ 5,493,367
Essendi SA:
5.625%, 5/15/32(10)	EUR	1,485	1,739,931
6.375%, 10/15/29(10)	EUR	3,690	4,456,562
FORESEA Holding SA, 7.50%, 6/15/30(10)	USD	3,523	3,494,773
INEOS Finance PLC, 7.25%, 3/31/31(10)	EUR	2,120	2,419,494
J&F Luxembourg Finance SARL, 8.50%, 12/1/32(1)	USD	10,177	10,317,036
LHMC Finco 2 SARL:
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(1)(15)	EUR	1,582	1,955,223
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(10)(15)	EUR	3,468	4,285,875
			$ 45,420,132
Mexico — 0.3%
Alpha Holding SA de CV:
9.00%, 2/10/25(10)(17)	USD	2,654	$ 19,904
10.00%, 12/19/22(10)(17)	USD	1,440	10,798
Banco Mercantil del Norte SA:
5.875% to 1/24/27(10)(13)(14)	USD	736	736,745
7.625% to 1/10/28(10)(13)(14)	USD	922	943,140
8.375% to 10/14/30(10)(13)(14)	USD	2,291	2,437,979
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(10)(14)	USD	5,354	5,272,084
8.45% to 6/29/33, 6/29/38(10)(14)	USD	1,486	1,637,058
8.45% to 6/29/33, 6/29/38(1)(14)	USD	1,771	1,951,029
Braskem Idesa SAPI:
6.99%, 2/20/32(10)(17)	USD	5,699	4,008,876
7.45%, 11/15/29(10)(17)	USD	2,234	1,574,411
Controladora Mabe SA de CV, 5.60%, 10/23/28(10)	USD	2,287	2,042,485
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(10)(17)	USD	6,229	2,725,056
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(1)(17)	USD	1,693	740,688
Financiera Independencia SAB de CV SOFOM ENR, 12.00%, 3/1/28(10)	USD	1,121	1,118,198
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(10)	USD	2,656	2,586,280
8.625%, 11/15/31(1)	USD	6,345	6,178,444
Orbia Advance Corp. SAB de CV:
6.80%, 5/13/30(10)	USD	1,562	1,573,324
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Orbia Advance Corp. SAB de CV: (continued)
7.50%, 5/13/35(10)	USD	1,962	$ 1,979,077
Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,480	4,619,519
			$ 42,155,095
Mongolia — 0.1%
Golomt Bank, 11.00%, 5/20/27(10)	USD	2,672	$ 2,772,712
Mongolian Mining Corp., 8.44%, 4/3/30(10)	USD	3,327	3,388,405
State Bank JSC, 8.90%, 9/25/28(10)	USD	6,640	6,628,159
			$ 12,789,276
Nigeria — 0.2%
Access Bank PLC, 6.125%, 9/21/26(10)	USD	6,696	$ 6,676,495
Dangote Fertiliser Ltd., 7.75%, 5/5/31(10)(18)	USD	15,100	15,329,369
			$ 22,005,864
Pakistan — 0.1%
Veon Midco BV, 3.375%, 11/25/27(10)	USD	7,407	$ 7,246,409
			$ 7,246,409
Panama — 0.0%†
Banco Latinoamericano de Comercio Exterior SA, 7.50% to 9/17/32(1)(13)(14)	USD	2,429	$ 2,492,142
			$ 2,492,142
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	907	$ 235,820
7.70%, 7/21/28(10)	USD	914	237,640
			$ 473,460
Peru — 0.1%
Auna SA:
10.00%, 12/18/29(10)	USD	3,516	$ 3,667,080
10.00%, 12/18/29(1)	USD	5,370	5,600,762
Integratel Peru SAA, 7.375%, 4/10/27(10)(17)	PEN	4,500	481,071
			$ 9,748,913
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(10)(11)(13)(14)(17)	USD	1,226	$ 0
			$ 0

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Saudi Arabia — 0.0%†
Riyad Sukuk Ltd., 6.209% to 7/14/30, 7/14/35(10)(14)	USD	1,906	$ 1,914,845
Saudi Awwal Bank, 5.947% to 9/4/30, 9/4/35(10)(14)	USD	4,548	4,539,810
			$ 6,454,655
Slovenia — 0.0%†
Summer BidCo BV:
8.875% PIK, 1/31/31(1)	EUR	470	$ 558,552
8.875% PIK, 1/31/31(10)	EUR	1,850	2,198,557
United Group BV, 6.50%, 10/31/31(10)	EUR	2,220	2,658,604
			$ 5,415,713
South Africa — 0.0%†
Sasol Financing USA LLC, 8.75%, 4/10/33(10)	USD	6,221	$ 6,574,508
			$ 6,574,508
Switzerland — 0.1%
Allwyn Entertainment Financing U.K. PLC:
4.625%, 8/15/31(10)	EUR	900	$ 1,044,053
4.625%, 8/15/31(1)	EUR	3,360	3,897,799
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	USD	3,615	3,388,664
9.50%, 6/1/28(1)	USD	3,810	3,854,831
			$ 12,185,347
Togo — 0.1%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(1)	USD	2,475	$ 2,675,123
10.125%, 10/15/29(10)	USD	5,526	5,972,819
			$ 8,647,942
Turkey — 0.1%
Akbank TAS, 9.369% to 3/14/29(10)(13)(14)	USD	3,420	$ 3,516,349
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	3,585	3,630,754
Limak Yenilenebilir Enerji AS:
9.625%, 8/12/30(10)	USD	2,024	2,024,706
9.625%, 8/12/30(1)	USD	2,400	2,400,837
Turkiye Garanti Bankasi AS, 8.125% to 10/8/30, 1/8/36(10)(14)	USD	2,805	2,852,788
WE Soda Investments Holding PLC, 9.50%, 10/6/28(10)	USD	739	748,548
			$ 15,173,982
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.1%
Kernel Holding SA, 6.75%, 10/27/27(10)	USD	10,116	$ 9,812,208
MHP Lux SA:
6.25%, 9/19/29(1)	USD	415	375,933
6.25%, 9/19/29(10)	USD	3,272	2,963,987
10.50%, 7/28/29(10)	USD	4,102	4,211,579
			$ 17,363,707
United Arab Emirates — 0.0%†
Alpha Star Holding IX Ltd., 7.00%, 8/26/28(10)	USD	484	$ 483,330
Alpha Star Holding VIII Ltd., 8.375%, 4/12/27(10)	USD	626	633,923
Alpha Star Holding X Ltd., 6.125%, 8/5/29(10)	USD	2,233	2,160,966
			$ 3,278,219
United Kingdom — 0.5%
Alexandrite Monnet U.K. Holdco PLC, 6.875%, 5/31/31(10)(18)	EUR	2,420	$ 2,843,271
Avianca Midco 2 PLC:
9.00%, 12/1/28(10)	USD	812	789,999
9.00%, 12/1/28(1)	USD	3,313	3,221,704
9.50%, 1/28/31(1)	USD	1,504	1,402,480
9.625%, 2/14/30(1)	USD	2,515	2,372,588
B&M European Value Retail PLC, 4.00%, 11/15/28(10)	GBP	2,800	3,634,462
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(10)	EUR	2,315	2,690,475
7.375%, 6/15/31(10)	GBP	5,030	6,866,008
Boots Group Finco LP:
5.375%, 8/31/32(10)	EUR	1,520	1,816,448
7.375%, 8/31/32(10)	GBP	3,180	4,422,359
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(10)	GBP	3,000	4,219,442
CPUK Finance Ltd., 6.875%, 8/28/32(10)	GBP	4,960	6,814,430
Edge Finco PLC, 8.125%, 8/15/31(10)	GBP	6,290	8,823,609
Froneri Lux FinCo SARL, 4.75%, 8/1/32(10)	EUR	3,430	3,911,170
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	USD	352	335,935
Virgin Media Secured Finance PLC, 4.125%, 8/15/30(10)	GBP	4,930	6,009,683
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(10)	GBP	4,400	5,658,746
			$ 65,832,809
Uzbekistan — 0.2%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	16,857,000	$ 1,412,093
Ipoteka-Bank ATIB:
17.50%, 10/9/28(10)	UZS	19,980,000	1,730,129

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Ipoteka-Bank ATIB: (continued)
20.50%, 4/25/27(10)	UZS	51,340,000	$ 4,526,380
JSCB Agrobank, 20.75%, 9/15/28	UZS	13,770,000	1,207,491
Uzbek Industrial & Construction Bank ATB:
8.95%, 7/24/29(10)	USD	4,891	5,298,328
9.45% to 10/23/30(10)(13)(14)	USD	6,970	7,284,406
			$ 21,458,827
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(10)(17)	USD	3,636	$ 1,377,135
5.50%, 4/12/37(10)(17)	USD	109	41,387
6.00%, 10/28/22(10)(17)	USD	2,272	812,357
6.00%, 5/16/24(10)(17)	USD	20,006	7,900,451
6.00%, 11/15/26(10)(17)	USD	45,952	18,265,794
9.00%, 11/17/21(10)(17)	USD	401	182,445
9.75%, 5/17/35(10)(17)	USD	2,048	970,335
12.75%, 2/17/22(10)(17)	USD	1,309	673,223
			$ 30,223,127
Total Foreign Corporate Bonds (identified cost $738,901,665)			$ 748,303,145

Government National Mortgage Association Participation Agreements — 1.5%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.399%, 1/1/59(19)	$145,277	$ 145,980,291
Government National Mortgage Association Participation Agreements, Mezzanine Tranche, 7.899%, 9/10/27(19)	53,612	54,064,096
Total Government National Mortgage Association Participation Agreements (identified cost $198,888,702)		$ 200,044,387

Insurance Linked Securities — 3.6%
Security	Shares	Value
Reinsurance Side Cars — 2.2%
Beacon RE(9)(11)(20)(21)	27,008,881	$ 27,184,439
Beacon RE(9)(11)(20)(21)	32,491,119	32,491,119
Security	Shares	Value
Reinsurance Side Cars (continued)
Eden Re II Ltd.:
Series 2023A, 0.00%, 3/19/27(1)(11)(21)	257,143	$ 700,225
Series 2023B, 0.00%, 3/19/27(1)(11)(21)	31,162	476,747
Series 2024A, 0.00%, 3/17/28(1)(11)(21)	81,053	213,355
Series 2024B, 0.00%, 3/17/28(1)(11)(21)	64,938	926,572
Series 2025A, 0.00%, 3/19/30(1)(11)(21)	872,093	5,457,471
George Street RE(9)(11)(21)	992	63,198,789
Mt. Logan Re Ltd.:
Participating Units(9)(11)(20)(21)	38,000,000	39,964,600
Series 13, Participating Units(11)(12)(21)	10,000	37,489,493
Series 17, Participating Units(9)(11)(12)(21)	860	3,181,743
Series 19, Participating Units(9)(11)(12)(21)	7,464	16,824,722
PartnerRe Ltd.(9)(11)(21)	67	69,767,100
		$ 297,876,375
Segregated Account/Funds — 1.4%
1863 Fund Ltd. - Core Nat Cat Fund(9)(11)(21)	50,540,977	$ 67,927,073
PartnerRe ILS Fund SAC Ltd.(9)(11)(12)(21)	34,000,000	47,855,000
Voussoir Re Ltd.(9)(11)(21)	7,480	10,659,079
Voussoir Re Ltd.(9)(11)(21)	41,584	56,585,416
		$ 183,026,568
Total Insurance Linked Securities (identified cost $398,419,962)		$ 480,902,943

Loan Participation Notes — 0.0%†
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%†
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(10)(11)(22)	UZS	1,841,900	$ 154,648
Total Loan Participation Notes (identified cost $157,903)			$ 154,648

Preferred Stocks — 0.1%
Security	Principal Amount/ Shares	Value
United States — 0.1%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(9)(12)(15)	$8,224,000	$ 8,078,049
Boeing Co., 6.00%	52,000	3,754,400

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value
United States (continued)
Hewlett Packard Enterprise Co., 7.625%	51,000	$ 3,907,620
Oracle Corp., 6.50%	44,000	2,162,160
PG&E Corp., Series A, 6.00%	58,000	2,439,480
Total Preferred Stocks (identified cost $18,649,298)		$ 20,341,709

Senior Floating-Rate Loans — 1.4%(23)
Borrower/Description	Principal Amount* (000’s omitted)		Value
Argentina — 0.1%
VMOS SA:
Term Loan, 9.075% - 9.188%, (6 mo. USD Term SOFR + 5.50%), 7/8/30		10,632	$ 10,786,840
Term Loan, 7/8/30(24)		7,358	7,357,910
			$ 18,144,750
Brazil — 0.1%
Usina Caete SA, Term Loan, 10.499%, (1 mo. USD Term SOFR + 6.83%), 5/31/28		10,125	$ 10,125,000
			$ 10,125,000
Canada — 0.1%
ABC Technologies, Inc.:
Term Loan, 7.885%, (1 mo. EURIBOR + 5.88%), 8/22/31(11)	EUR	3,582	4,085,670
Term Loan, 9.402% - 9.45%, (1 mo. USD Term SOFR + 5.75%, 3 mo. USD Term SOFR + 5.75%), 8/22/31(11)		6,017	$ 5,847,652
Term Loan, 11.911% - 11.95%, (1 mo. USD Term SOFR + 8.25%, 3 mo. USD Term SOFR + 8.25%), 8/22/31(11)		7,167	6,755,751
			$ 16,689,073
Jamaica — 0.0%†
Digicel International Finance Ltd.:
Term Loan, 8.911%, (1 mo. USD Term SOFR + 5.25%), 8/6/32		1,019	$ 1,022,653
Term Loan, 8/6/32(25)		3,365	3,375,652
			$ 4,398,305
Luxembourg — 0.0%†
INEOS U.S. Finance LLC, Term Loan, 2/18/30(25)		1,386	$ 1,294,627
			$ 1,294,627
Borrower/Description	Principal Amount* (000’s omitted)	Value
Paraguay — 0.0%†
Frigorifico Concepcion SA, Term Loan, 9.169%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	2,323	$ 2,337,531
		$ 2,337,531
Puerto Rico — 0.1%
Coral-US Co-Borrower LLC, Term Loan, 6.923%, (3 mo. USD Term SOFR + 3.25%), 1/31/32	10,839	$ 10,836,684
		$ 10,836,684
Singapore — 0.1%
HGDC Holdings Ltd., Term Loan, 8.55%, (3 mo. USD Term SOFR + 4.85%), 3/31/29	10,690	$ 10,663,275
Princeton Digital Group Ltd.:
Term Loan, 8.287%, (3 mo. USD Term SOFR + 5.50%), 5/6/26	2,011	2,011,429
Term Loan, 5/6/29(25)	5,029	4,958,171
		$ 17,632,875
Suriname — 0.4%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(24)	47,421	$ 47,420,714
Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	4,979	5,051,181
		$ 52,471,895
Tanzania — 0.1%
PIH Communication LLC, Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	5,705	$ 5,704,663
		$ 5,704,663
United States — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(25)	1,125	$ 1,076,417
CP Atlas Buyer, Inc., Term Loan, 8.902%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	6,334	5,698,713
Crash Champions LLC, Term Loan, 8.423%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	6,472	6,193,328
E.W. Scripps Co., Term Loan, 7.126%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	8,351	8,246,369
Electronic Arts, Inc., Term Loan, 3/24/33(25)	2,000	2,003,000
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	7,013	5,894,235
Men's Wearhouse, Inc., Term Loan, 1/28/31(25)	600	606,189
Park River Holdings, Inc., Term Loan, 8.192%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	5,067	5,068,997

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value
United States (continued)
Peninsula Pacific Entertainment LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/1/32		1,145	$ 1,143,088
Specialty Building Products Holdings LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		3,975	3,482,682
Sword Purchaser LLC, Term Loan, 4/11/33(25)		1,100	1,069,750
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33		1,133	1,138,373
			$ 41,621,141
Uzbekistan — 0.1%
JSCB Agrobank, Term Loan, 5.657%, (3 mo. EURIBOR + 3.50%), 12/21/26	EUR	10,000	11,736,497
			$ 11,736,497
Total Senior Floating-Rate Loans (identified cost $193,513,438)			$ 192,993,041

Sovereign Government Bonds — 8.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 4.4%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/26	BRL	3,122,700	$ 596,760,128
			$ 596,760,128
Iceland — 0.1%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,145,294	$ 7,332,694
6.50%, 1/24/31	ISK	45,514	357,535
7.00%, 9/17/35	ISK	384,686	3,140,182
			$ 10,830,411
New Zealand — 1.8%
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	293,000	$ 166,445,291
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(26)	NZD	127,110	76,713,617
			$ 243,158,908
Security	Principal Amount (000's omitted)		Value
Serbia — 0.2%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 32,041,973
			$ 32,041,973
South Africa — 1.3%
Republic of South Africa Government Bonds:
6.25%, 3/31/36	ZAR	637,100	$ 31,677,450
8.50%, 1/31/37	ZAR	413,920	23,924,733
8.875%, 2/28/35	ZAR	1,663,534	100,481,666
10.875%, 3/31/38	ZAR	230,000	15,508,417
			$ 171,592,266
United Kingdom — 0.1%
U.K. Gilts, 4.125%, 1/29/27(10)(27)	GBP	8,500	$ 11,551,575
			$ 11,551,575
Uzbekistan — 0.0%†
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(10)	UZS	6,450,000	$ 560,679
			$ 560,679
Venezuela — 0.2%
Venezuela Government International Bonds:
6.00%, 12/9/20(10)(17)	USD	531	$ 230,104
7.00%, 3/31/38(10)(17)	USD	183	86,467
7.65%, 4/21/25(10)(17)	USD	376	178,506
7.75%, 10/13/19(10)(17)	USD	1,204	553,723
8.25%, 10/13/24(10)(17)	USD	4,232	2,047,182
9.00%, 5/7/23(10)(17)	USD	77	38,789
9.25%, 9/15/27(17)	USD	22,489	11,868,570
9.25%, 5/7/28(10)(17)	USD	10,905	5,575,232
11.75%, 10/21/26(10)(17)	USD	390	222,949
11.95%, 8/5/31(10)(17)	USD	3,427	1,957,502
12.75%, 8/23/22(10)(17)	USD	551	314,507
			$ 23,073,531
Total Sovereign Government Bonds (identified cost $1,039,223,010)			$1,089,569,471

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7)
Series 2021-SB91, Class X1, 0.659%, 8/25/41(3)	$21,057	$ 537,264
Series 2021-SB92, Class X1, 0.638%, 8/25/41(3)	19,890	542,581
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.664%, 4/16/63(3)	24,570	1,188,866
Series 2021-132, Class IO, 0.71%, 4/16/63(3)	60,283	3,072,013
Series 2021-144, Class IO, 0.821%, 4/16/63(3)	23,961	1,414,412
Series 2021-186, Class IO, 0.763%, 5/16/63(3)	42,416	2,309,246
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	64,377	2,998,819
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $15,013,983)		$ 12,063,201

U.S. Government Agency Mortgage-Backed Securities — 31.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.231%, (COF + 1.254%), with maturity at 2035(28)	$12	$ 12,205
4.655%, (COF + 1.25%), with maturity at 2030(28)	20	19,440
6.00%, with various maturities to 2055	8,324	8,541,085
6.50%, with maturity at 2053	4,097	4,283,970
7.00%, with various maturities to 2053	928	992,254
Federal National Mortgage Association:
3.982%, (COF + 1.254%), with maturity at 2035(28)	3	2,629
4.984%, (COF + 1.792%), with maturity at 2035(28)	170	168,558
5.50%, with maturity at 2054	1,153	1,169,032
6.00%, with various maturities to 2053	11,247	11,555,415
6.50%, with various maturities to 2055	53,867	56,109,776
8.50%, with maturity at 2032	41	43,049
Government National Mortgage Association:
5.00%, 30-Year, TBA(29)	656,000	650,127,068
5.00%, with maturity at 2052	14,138	14,174,272
5.50%, with various maturities to 2063	54,423	55,387,828
5.50%, 30-Year, TBA(29)	275,000	276,905,428
5.50%, with maturity at 2055(27)	65,462	66,048,094
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.00%, 30-Year, TBA(29)	$22,300	$ 22,744,257
6.00%, with various maturities to 2066	203,941	210,839,664
6.50%, with various maturities to 2066	223,149	234,687,577
7.00%, with various maturities to 2064	19,580	20,429,656
7.50%, with various maturities to 2054	2,819	2,930,650
8.00%, with various maturities to 2054	1,547	1,605,292
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(29)	680,640	596,338,908
5.00%, 30-Year, TBA(29)	745,000	734,698,028
5.50%, 30-Year, TBA(29)	1,195,600	1,201,873,472
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,148,434,255)		$4,171,687,607

U.S. Government Guaranteed Small Business Administration Loans — 0.0%†
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(30)(31) Series 2018-1, Class A, 2.434%, 3/25/44(1)(3)	$100,383	$ 5,375,782
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,402,181)		$ 5,375,782

Short-Term Investments — 14.5%
Affiliated Fund — 13.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(32)	1,828,547,193	$1,828,547,193
Total Affiliated Fund (identified cost $1,828,547,193)		$1,828,547,193

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(27)	$21,500	$ 21,472,225
0.00%, 5/21/26(27)	15,798	15,766,446

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 5/28/26(27)	$14,960	$ 14,920,001
0.00%, 6/4/26(27)	14,890	14,839,497
0.00%, 6/11/26(27)	15,040	14,978,422
0.00%, 6/18/26(27)	10,202	10,153,187
0.00%, 6/25/26	10,000	9,944,641
0.00%, 7/9/26	8,000	7,944,819
0.00%, 7/16/26	5,500	5,458,418
Total U.S. Treasury Obligations (identified cost $115,478,352)		$ 115,477,656
Total Short-Term Investments (identified cost $1,944,025,545)		$1,944,024,849

Total Purchased Options — 0.0%† (identified cost $3,571,503)	$ 535,748
Total Investments — 128.7% (identified cost $17,155,222,930)	$17,297,613,886
Less Unfunded Loan Commitments — (0.4)%	$ (54,778,625)
Net Investments — 128.3% (identified cost $17,100,444,305)	$17,242,835,261
TBA Sale Commitments — (4.7)%
U.S. Government Agency Mortgage-Backed Securities — (4.7)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(29)	$(680,640)	$ (605,902,529)
6.00%, 30-Year, TBA(29)	(30,800)	(31,413,593)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $642,519,718)		$ (637,316,122)
Total TBA Sale Commitments (proceeds $642,519,718)		$ (637,316,122)

Other Assets, Less Liabilities — (23.6)%	$(3,166,183,654)
Net Assets — 100.0%	$13,439,335,485
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $3,923,221,386 or 29.2% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2026.
(6)	When-issued, variable rate security whose interest rate will be determined after April 30, 2026.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Non-income producing security.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $581,712,332 or 4.3% of the Portfolio's net assets.
(11)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(12)	Restricted security (see Note 5).
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2026.
(17)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(18)	When-issued security.
(19)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(20)	Quantity held represents principal in USD.
(21)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(22)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(23)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(24)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $54,778,625. See Note 1F for description.
(25)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(26)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(27)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(28)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2026.
(29)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(30)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(31)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2026 of all interest only securities comprising the trust.
(32)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2026.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put EUR	UBS AG	EUR	480,000,000	EUR	1.13	6/26/26	$535,748
Total							$535,748
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	4,441,582	USD	5,140,476	6/17/26	$ 82,716
EUR	1,084,472	USD	1,255,116	6/17/26	20,196
EUR	985,416	USD	1,140,474	6/17/26	18,351
EUR	1,114,601	USD	1,302,819	6/17/26	7,925
EUR	333,904	USD	386,445	6/17/26	6,218
IDR	39,059,787,400	USD	2,243,848	6/17/26	9,405
IDR	49,061,679,000	USD	2,820,934	6/17/26	9,302
IDR	37,556,489,266	USD	2,158,171	6/17/26	8,362
IDR	44,581,845,000	USD	2,563,880	6/17/26	7,926

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	48,994,275,000	USD	2,823,507	6/17/26	$ 2,841
IDR	29,406,601,000	USD	1,693,616	6/17/26	2,771
IDR	36,951,092,000	USD	2,128,948	6/17/26	2,660
IDR	49,010,354,000	USD	2,824,886	6/17/26	2,389
IDR	29,933,360,000	USD	1,735,720	6/17/26	(8,945)
IDR	49,352,237,000	USD	2,856,280	6/17/26	(9,283)
IDR	48,677,675,000	USD	2,821,077	6/17/26	(12,993)
IDR	99,057,915,000	USD	5,734,509	6/17/26	(20,126)
IDR	98,255,416,000	USD	5,698,246	6/17/26	(30,156)
USD	461,159	EUR	398,460	6/17/26	(7,420)
USD	1,041,617	EUR	900,000	6/17/26	(16,761)
USD	3,403,222	EUR	2,940,523	6/17/26	(54,761)
USD	4,567,788	EUR	3,946,756	6/17/26	(73,501)
USD	7,172,216	EUR	6,197,089	6/17/26	(115,409)
USD	9,612,834	EUR	8,305,884	6/17/26	(154,681)
USD	18,616,155	EUR	16,085,123	6/17/26	(299,554)
USD	26,241,409	EUR	22,673,655	6/17/26	(422,252)
USD	5,932,157	IDR	101,534,794,804	6/17/26	74,889
USD	6,206,164	IDR	106,510,185,005	6/17/26	61,879
USD	5,744,845	IDR	98,529,256,000	6/17/26	60,958
USD	5,741,252	IDR	98,479,694,000	6/17/26	60,225
USD	5,191,604	IDR	88,957,094,319	6/17/26	59,910
USD	3,721,892	IDR	63,830,446,592	6/17/26	39,686
USD	2,981,614	IDR	51,065,799,723	6/17/26	35,766
USD	2,973,627	IDR	50,991,455,223	6/17/26	32,068
USD	7,972,657	INR	742,000,000	6/17/26	195,397
USD	518,664	PEN	1,796,080	6/17/26	8,045
USD	60,321,994	BRL	328,163,710	10/1/26	(3,620,254)
USD	110,153,959	BRL	599,568,000	10/1/26	(6,671,042)
USD	109,754,758	BRL	599,568,290	10/1/26	(7,070,300)
USD	68,930,641	BRL	354,400,000	10/2/26	(107,949)
USD	103,483,826	BRL	532,000,000	10/2/26	(151,982)
USD	137,935,060	BRL	709,000,000	10/2/26	(181,083)
					$(18,218,567)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,132,819	IDR	36,951,092,000	BNP Paribas	5/4/26	$ —	$ (1,848)
USD	2,827,463	IDR	48,994,275,000	HSBC Bank USA, N.A.	5/4/26	—	(2,940)
USD	2,827,249	IDR	49,010,354,000	Standard Chartered Bank	5/4/26	—	(4,083)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,827,437	IDR	49,061,679,000	Standard Chartered Bank	5/4/26	$ —	$ (6,860)
USD	3,120,830	IDR	54,286,840,000	HSBC Bank USA, N.A.	5/5/26	—	(15,325)
USD	3,626,204	EUR	3,096,388	Standard Chartered Bank	5/8/26	—	(8,380)
USD	11,711,078	EUR	10,000,000	Standard Chartered Bank	5/8/26	—	(27,064)
EUR	1,907,629	USD	2,220,280	Standard Chartered Bank	6/17/26	23,046	—
GBP	3,000,000	USD	4,072,862	Standard Chartered Bank	6/17/26	9,073	—
GBP	365,462	USD	489,956	State Street Bank and Trust Company	6/17/26	7,308	—
MXN	18,200,492	USD	1,016,146	BNP Paribas	6/17/26	22,013	—
MXN	2,300,758,000	USD	131,269,356	Goldman Sachs International	6/17/26	—	(33,731)
USD	6,576,640	CAD	8,888,742	Deutsche Bank AG	6/17/26	19,967	—
USD	1,173,505	EUR	1,000,000	Barclays Bank PLC	6/17/26	—	(2,470)
USD	3,855,208	EUR	3,329,698	Barclays Bank PLC	6/17/26	—	(60,435)
USD	125,808,708	EUR	108,659,519	Barclays Bank PLC	6/17/26	—	(1,972,217)
USD	812,663	EUR	700,000	Standard Chartered Bank	6/17/26	—	(10,520)
USD	1,907,621	EUR	1,622,936	State Street Bank and Trust Company	6/17/26	—	(912)
USD	45,929,876	GBP	34,352,786	BNP Paribas	6/17/26	—	(812,068)
USD	6,622,567	GBP	5,000,000	Credit Agricole Corporate and Investment Bank	6/17/26	—	(180,658)
USD	11,616,343	GBP	8,575,719	Goldman Sachs International	6/17/26	—	(52,166)
USD	11,616,343	GBP	8,575,719	Goldman Sachs International	6/17/26	—	(52,166)
USD	429,312	GBP	319,184	Standard Chartered Bank	6/17/26	—	(4,984)
USD	9,271,605	GBP	6,900,000	State Street Bank and Trust Company	6/17/26	—	(116,845)
USD	10,051,812	GBP	7,480,636	State Street Bank and Trust Company	6/17/26	—	(126,677)
USD	2,665,323	HKD	20,774,001	BNP Paribas	6/17/26	8,779	—
USD	307,397	HKD	2,400,000	JPMorgan Chase Bank, N.A.	6/17/26	489	—
USD	1,732,683	JPY	270,000,000	Standard Chartered Bank	6/17/26	2,092	—
USD	1,629,212	MXN	29,181,300	BNP Paribas	6/17/26	—	(35,295)
USD	6,861,590	MXN	122,900,000	BNP Paribas	6/17/26	—	(148,647)
USD	266,661,710	MXN	4,776,257,888	BNP Paribas	6/17/26	—	(5,776,847)
USD	172,691,687	NZD	291,140,125	Barclays Bank PLC	6/17/26	449,783	—
USD	73,590,440	NZD	124,065,787	Barclays Bank PLC	6/17/26	191,669	—
USD	4,848,638	SAR	18,220,000	Citibank, N.A.	6/17/26	—	(7,076)
USD	82,007,786	ZAR	1,365,521,081	Barclays Bank PLC	6/17/26	296,699	—
USD	214,078,552	ZAR	3,606,988,117	Barclays Bank PLC	6/17/26	—	(1,759,141)
USD	54,476,924	ZAR	905,264,836	Goldman Sachs International	6/17/26	306,999	—
ZAR	1,365,521,081	USD	83,123,838	Bank of America, N.A.	6/17/26	—	(1,412,751)
ZAR	600,000,001	USD	36,125,499	Barclays Bank PLC	6/17/26	—	(222,244)
ZAR	765,521,080	USD	46,577,214	State Street Bank and Trust Company	6/17/26	—	(769,383)
ISK	1,438,368,676	EUR	9,778,834	Citibank, N.A.	6/18/26	184,084	—
ISK	1,295,809,310	EUR	8,901,012	JPMorgan Chase Bank, N.A.	7/15/26	16,632	—
ISK	2,234,734,000	EUR	15,394,971	JPMorgan Chase Bank, N.A.	7/15/26	—	(23,610)
USD	7,275,695	OMR	2,802,227	Standard Chartered Bank	10/29/26	—	(4,738)
USD	8,003,264	OMR	3,082,449	Standard Chartered Bank	10/29/26	—	(5,211)
USD	8,730,834	OMR	3,362,672	Standard Chartered Bank	10/29/26	—	(5,685)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,607,391	OMR	3,700,277	Standard Chartered Bank	10/29/26	$ —	$ (6,256)
						$1,538,633	$(13,669,233)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	128	Long	6/30/26	$ 26,512,000	$ (214,254)
U.S. 5-Year Treasury Note	25,054	Long	6/30/26	2,701,721,591	(47,441,087)
U.S. 10-Year Treasury Note	3,689	Long	6/18/26	407,980,344	(9,964,489)
U.S. Long Treasury Bond	169	Long	6/18/26	19,070,594	(802,263)
U.S. Ultra 10-Year Treasury Note	205	Long	6/18/26	23,136,172	(649,640)
U.S. Ultra-Long Treasury Bond	158	Long	6/18/26	18,174,938	(871,521)
Euro-Bobl	(58)	Short	6/8/26	(7,858,876)	66,046
U.S. Ultra 10-Year Treasury Note	(2,881)	Short	6/18/26	(325,147,859)	2,000,407
U.S. Ultra-Long Treasury Bond	(2,988)	Short	6/18/26	(343,713,375)	13,416,051
					$(44,460,750)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	$(3,149,353)	$676,605	$(2,472,748)
							$(3,149,353)	$676,605	$(2,472,748)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$3,153,345
								$3,153,345
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	34,406,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.10% (pays semi-annually)	6/17/31	$ (16,270)	$ —	$ (16,270)
CLP	372,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.11% (pays semi-annually)	6/17/31	(366)	—	(366)
CNY	165,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	(2,494)	—	(2,494)
CNY	188,350	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	520	—	520
CNY	209,940	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	6/17/31	(83)	—	(83)
COP	103,148,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.41% (pays quarterly)	6/17/31	372,689	—	372,689
CZK	560,100	Receives	6-month CZK PRIBOR (pays semi-annually)	4.28% (pays annually)	6/17/31	155,958	—	155,958
INR	2,448,100	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.65% (pays semi-annually)	6/17/31	14,921	—	14,921
KRW	26,226,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.20% (pays quarterly)	3/18/31	(455,827)	—	(455,827)
KRW	78,658,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(940,954)	—	(940,954)
KRW	118,136,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(1,409,439)	—	(1,409,439)
KRW	61,822,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(725,914)	—	(725,914)
KRW	58,993,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(684,964)	—	(684,964)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	80,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	3/18/31	$ (827,868)	$ —	$ (827,868)
KRW	159,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	3/18/31	(1,636,655)	—	(1,636,655)
KRW	159,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(1,552,773)	—	(1,552,773)
KRW	104,065,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(920,221)	—	(920,221)
KRW	20,439,800	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	6/17/31	81,897	—	81,897
KRW	19,852,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.71% (pays quarterly)	6/17/31	72,824	—	72,824
PLN	88,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.43% (pays annually)	6/17/31	154,365	—	154,365
PLN	399,914	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	531,656	—	531,656
PLN	399,914	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(387,458)	—	(387,458)
PLN	1,716,360	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	1,419,757	—	1,419,757
PLN	1,716,360	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(827,876)	—	(827,876)
THB	315,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	13,007	—	13,007
THB	540,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	20,697	—	20,697
THB	240,800	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.69% (pays quarterly)	6/17/31	8,515	—	8,515
ZAR	345,230	Receives	3-month ZAR JIBAR (pays quarterly)	7.52% (pays quarterly)	6/17/31	144,728	—	144,728
ZAR	1,643,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	2,568,035	—	2,568,035
Total						$(4,829,593)	$ —	$(4,829,593)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(2)	6/20/30	$ 192	$ (1,446)	$ (1,254)
Markit CDX North American Investment Grade Index (CDX.NA.IG.46.V1)	3,798,377	1.00% (pays quarterly)(2)	6/20/31	(83,472,708)	77,424,616	(6,048,092)
Occidental Petroleum Corp.	36,570	1.00% (pays quarterly)(2)	6/20/31	(413,714)	377,977	(35,737)
Petroleo Brasileiro S.A.	15,372	1.00% (pays quarterly)(2)	6/20/31	173,070	(328,301)	(155,231)
Saudi Arabia	8,615	1.00% (pays quarterly)(2)	12/20/30	(141,550)	39,988	(101,562)
Total				$(83,854,710)	$77,512,834	$(6,341,876)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 1,391	4.00% (pays monthly)	2.61%	7/6/26	$ 9,456	$ —	$ 9,456
Petroleos Mexicanos	Deutsche Bank AG	3,668	4.20% (pays monthly)	2.61	7/6/26	26,524	—	26,524
Petroleos Mexicanos	Deutsche Bank AG	979	4.20% (pays monthly)	2.61	7/6/26	6,967	—	6,967
U.K. Single Family Rental	Goldman Sachs Bank USA	8,093	4.50% (pays quarterly)	4.70	1/25/32	(87,655)	6,802	(80,853)
U.S. Land Banking	Goldman Sachs Bank USA	60,000	5.50% (pays monthly)	5.79	10/10/29	(266,980)	—	(266,980)
U.S. Single Family Rental	Goldman Sachs International	19,951	7.85% (pays monthly)	7.99	3/18/28	201,662	13,210	214,872
Total		$94,082				$(110,026)	$20,012	$(90,014)
(1)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(3)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $94,082,000.
(4)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	72,614	Positive return on Diversified Volatility Risk Premium Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premium Strategy (pays monthly)	1/8/27	$1,135,588
Bank of America, N.A.	USD	15,000	Positive return on Diversified Volatility Risk Premium Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premium Strategy (pays monthly)	1/8/27	236,963
JPMorgan Chase Bank, N.A.	USD	100,000	Total return on iBoxx USD Liquid High Yield Index (pays upon termiantion)	SOFR (pays upon termination)	6/20/26	1,103,874
UBS AG	USD	197,234	Positive return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	4/7/27	1,097,926
						$3,574,351
*	Represents a custom swap created by UBS AG. Through the underlying strategies, the UBS Diversified Volatility Risk Premia Strategy (the “Volatility Swap”) is a synthetic investment strategy that provides exposure to a diversified set of short volatility strategies (“Components”). The Volatility Swap aims to generate returns by systematically capturing volatility risk premia across asset classes, including commodities, rates and equities. The strategy is designed to be market-neutral and seeks to deliver diversified sources of return that are not directly correlated with traditional asset classes. The Volatility Swap is rebalanced monthly to maintain targeted risk budgeting weights across its Components.
(a) The Components of the Volatility Swap along with the value of each Component are listed below:
Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$16,863	$113,706	8.6%
EU Short Variance Replication Strategy(2)	11,933	145,757	6.1
US 5-Year Rates Short Volatility Strategy(3)	14,871	62,950	7.5
Gold Short Volatility Strategy(4)	22,366	283,170	11.3
US Equity (NASDAQ) Upside Volatility Premium Strategy(5)	25,700	(35,439)	13.0
USD Swaption Triangle L1 Strategy(6)	20,414	272,300	10.4
US 10-Year Rates Short Volatility Strategy(7)	10,158	56,543	5.2
US Short Variance Replication Strategy(8)	14,871	82,784	7.5
US Equity (S&P) Upside Volatility Premium Strategy(9)	23,392	130,214	11.9
Brent Volatility Carry with Protection Strategy(10)	11,735	65,327	5.9
WTI Volatility Carry with Protection Strategy(11)	10,828	(19,056)	5.5
VIX Volatility Carry with Protection Strategy(12)	14,102	(60,330)	7.1
Total	$197,233	$1,097,926	100.0%
(1)	The strategy seeks to replicate short variance exposure to the S&P/ASX 200 Index by combining a position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the S&P/ASX 200 Index.
(2)	The strategy seeks to replicate short variance exposure to the EURO STOXX 50 Index by combining a short futures position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the EURO STOXX 50 Index.
(3)	The strategy seeks to capture the volatility risk premium in 5-Year treasury futures. The strategy consists of written options and a position in the underlying futures.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(4)	The strategy seeks to capture the implied volatility premium in Gold. The strategy consists of exchange-traded written put and call options on GLD ETF, combined with a position in the GLD ETF.
(5)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the NASDAQ Index, combined with a futures position in the underlying index.
(6)	The strategy seeks to provide exposure to long-dated U.S. dollar interest rates by combining positions in 30-year interest rate swap indexes with an overlay of swaption contracts. The overlay consists of both written and purchased swaptions with 30-, 20-, and 10-year maturities.
(7)	The strategy seeks to capture the volatility risk premium in 10-Year treasury futures. The strategy consists of written options and a position in the underlying futures.
(8)	The strategy seeks to replicate short variance exposure to the S&P 500 Index by combining a short futures position in the underlying index with an option overlay. The option overlay consists of exchange-traded written put and call options on the S&P 500 Index.
(9)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the S&P 500 Index, combined with a futures position in the underlying index.
(10)	The strategy seeks to provide exposure to Brent crude oil by holding long futures positions across multiple maturities, complemented by an option overlay. This overlay consists of both purchased and written put and call options on Brent crude oil futures.
(11)	The strategy seeks to provide exposure to WTI crude oil by holding long futures positions across a range of maturities, complemented by an option overlay. This overlay consists of both purchased and written put and call options on WTI crude oil futures.
(12)	The strategy seeks to provide exposure to volatility in U.S. equity markets by holding short futures positions on the S&P 500 VIX index, complemented by an option overlay. This overlay consists of written put and call options, as well as purchased call options on VIX futures.
Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen

KRW	– South Korean Won
MXN	– Mexican Peso
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $15,271,897,112)	$15,414,288,068
Affiliated investments, at value (identified cost $1,828,547,193)	1,828,547,193
Cash	3,697,494
Deposits for forward commitment securities	8,089,000
Deposits for derivatives collateral:
Futures contracts	2,925,568
Centrally cleared derivatives	123,217,618
OTC derivatives	210,000
Foreign currency, at value (identified cost $66,718,514)	67,682,444
Interest and dividends receivable	74,455,880
Dividends receivable from affiliated investments	5,202,457
Receivable for investments sold	2,904,031,640
Receivable for TBA sale commitments	642,519,718
Receivable for variation margin on open futures contracts	5,064,771
Receivable for open forward foreign currency exchange contracts	1,538,633
Receivable for open OTC swap contracts	6,985,515
Tax reclaims receivable	2,813
Trustees' deferred compensation plan	131,670
Total assets	$21,088,590,482
Liabilities
Cash collateral due to brokers	$4,029,000
Payable for investments purchased	845,198,460
Payable for when-issued/delayed delivery/forward commitment securities	6,109,607,351
TBA sale commitments, at value (proceeds receivable $642,519,718)	637,316,122
Payable for variation margin on open centrally cleared derivatives	30,662,432
Payable for open forward foreign currency exchange contracts	13,669,233
Payable for open OTC swap contracts	347,833
Upfront receipts on open OTC swap contracts	20,012
Payable to affiliates:
Investment adviser fee	5,259,706
Trustees' fees	9,223
Trustees' deferred compensation plan	131,670
Accrued foreign capital gains taxes	1,236,788
Accrued expenses	1,767,167
Total liabilities	$7,649,254,997
Net Assets applicable to investors' interest in Portfolio	$13,439,335,485

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $2,238)	$2,764,709
Dividend income from affiliated investments	16,796,033
Interest income	341,003,547
Other income	413,079
Total investment income	$360,977,368
Expenses
Investment adviser fee	$28,550,523
Trustees’ fees and expenses	54,250
Custodian fee	1,821,116
Legal and accounting services	1,588,948
Interest expense and fees	782,217
Interest expense on securities sold short	244,571
Miscellaneous	277,226
Total expenses	$33,318,851
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$656,244
Total expense reductions	$656,244
Net expenses	$32,662,607
Net investment income	$328,314,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$108,975,245
Futures contracts	11,187,557
Swap contracts	20,350,994
Foreign currency transactions	(5,503,718)
Forward foreign currency exchange contracts	(49,580,925)
Non-deliverable bond forward contracts	(1,304,099)
Net realized gain	$84,125,054
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $911,352)	$(90,006,878)
TBA sale commitments	(1,682,544)
Futures contracts	(53,202,674)
Swap contracts	(19,425,272)
Foreign currency	995,706
Forward foreign currency exchange contracts	(17,233,194)
Non-deliverable bond forward contracts	172,615
Net change in unrealized appreciation (depreciation)	$(180,382,241)
Net realized and unrealized loss	$(96,257,187)
Net increase in net assets from operations	$232,057,574

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$328,314,761	$428,473,218
Net realized gain (loss)	84,125,054	(73,208,832)
Net change in unrealized appreciation (depreciation)	(180,382,241)	325,942,333
Net increase in net assets from operations	$232,057,574	$681,206,719
Capital transactions:
Contributions	$4,126,587,245	$4,293,087,455
Withdrawals	(385,364,628)	(416,866,718)
Net increase in net assets from capital transactions	$3,741,222,617	$3,876,220,737
Net increase in net assets	$3,973,280,191	$4,557,427,456
Net Assets
At beginning of period	$9,466,055,294	$4,908,627,838
At end of period	$13,439,335,485	$9,466,055,294

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Consolidated Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	0.59%(3)	0.94%	0.94%	0.66%	0.67%	0.70%
Net expenses(2)	0.58%(3)(4)	0.94%(4)	0.94%(4)	0.64%(4)	0.66%(4)	0.70%
Net investment income	5.84%(3)	6.35%	5.78%	5.82%	4.04%	4.22%
Portfolio Turnover(5)	294%(6)	306%	280%	526%	400%	218%
Total Return	2.38%(6)	10.44%	11.62%	2.94%	(2.97)%	3.53%
Net assets, end of period (000’s omitted)	$13,439,335	$9,466,055	$4,908,628	$2,993,463	$2,183,251	$1,881,061
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02%, 0.37%, 0.36%, 0.01%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.005%, less than 0.01%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
(6)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Strategic Income Fund held an interest of of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2026 were $22,554,644 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts —Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Y  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $28,550,523 or 0.51% (annualized) of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $656,244 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$3,046,069,392	$1,627,885,918
U.S. Government and Agency Securities	37,120,429,031	34,741,590,547
	$40,166,498,423	$36,369,476,465
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, TBA sale commitments and the Portfolio's investment in the Subsidiary at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$16,485,011,007
Gross unrealized appreciation	$370,934,566
Gross unrealized depreciation	(332,209,845)
Net unrealized appreciation	$38,724,721

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2026, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26	2,014	$20,140,000	$ 19,336,474
Total Convertible Preferred Stocks			$20,140,000	$19,336,474
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Participating Units	1/2/18	10,000	$ 6,658,283	$ 37,489,493
Mt. Logan Re Ltd., Series 17, Participating Units	1/26/21	860	572,931	3,181,743
Mt. Logan Re Ltd., Series 19, Participating Units	2/6/24	7,464	7,463,900	16,824,722
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000,000	34,000,000	47,855,000
Total Insurance Linked Securities			$48,695,114	$105,350,958
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,224,000	$ 8,104,000	$ 8,078,049
Total Preferred Stocks			$8,104,000	$8,078,049
Total Restricted Securities			$76,939,114	$132,765,481
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Consolidated Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into total return swaps to enhance total return.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $14,023,868. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $100,026,969 at April 30, 2026.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$535,748	$ —	$535,748
Not applicable	173,262(1)	—	809,885(1)	21,042,073(1)	22,025,220
Receivable for open forward foreign currency exchange contracts	—	—	1,538,633	—	1,538,633
Receivable for open swap contracts; Upfront receipts on open OTC swap contracts	244,609	2,470,477	—	4,257,219	6,972,305
Total Asset Derivatives	$417,871	$2,470,477	$2,884,266	$25,299,292	$31,071,906
Derivatives not subject to master netting or similar agreements	$173,262	$ —	$809,885	$21,042,073	$22,025,220
Total Asset Derivatives subject to master netting or similar agreements	$244,609	$2,470,477	$2,074,381	$4,257,219	$9,046,686
Not applicable	$(84,027,972)(1)	$ —	$(19,028,452)(1)	$(73,481,769)(1)	$(176,538,193)
Payable for open forward foreign currency exchange contracts	—	—	(13,669,233)	—	(13,669,233)
Payable for open swap contracts	(354,635)	—	—	—	(354,635)
Total Liability Derivatives	$(84,382,607)	$ —	$(32,697,685)	$(73,481,769)	$(190,562,061)
Derivatives not subject to master netting or similar agreements	$(84,027,972)	$ —	$(19,028,452)	$(73,481,769)	$(176,538,193)
Total Liability Derivatives subject to master netting or similar agreements	$(354,635)	$ —	$(13,669,233)	$ —	$(14,023,868)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$4,525,896	$(1,412,751)	$(3,113,145)	$ —	$ —	$ —
Barclays Bank PLC	938,151	(938,151)	—	—	—	—
BNP Paribas	30,792	(30,792)	—	—	—	—
Citibank, N.A.	184,084	(7,076)	(151,418)	—	25,590	—
Deutsche Bank AG	62,914	—	—	(62,914)	—	210,000
Goldman Sachs International	508,661	(138,063)	(370,598)	—	—	—
JPMorgan Chase Bank, N.A.	1,120,995	(23,610)	(1,097,385)	—	—	—

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Standard Chartered Bank	$34,211	$(34,211)	$ —	$ —	$ —	$ —
State Street Bank and Trust Company	7,308	(7,308)	—	—	—	—
UBS AG	1,633,674	—	(827,394)	—	806,280	—
	$9,046,686	$(2,591,962)	$(5,559,940)	$(62,914)	$831,870	$210,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(1,412,751)	$1,412,751	$ —	$ —	$ —	$ —
Barclays Bank PLC	(4,016,507)	938,151	—	—	(3,078,356)	—
BNP Paribas	(6,774,705)	30,792	6,743,913	—	—	—
Citibank, N.A.	(7,076)	7,076	—	—	—	—
Credit Agricole Corporate and Investment Bank	(180,658)	—	130,464	—	(50,194)	—
Goldman Sachs Bank USA	(354,635)	—	354,635	—	—	—
Goldman Sachs International	(138,063)	138,063	—	—	—	—
HSBC Bank USA, N.A.	(18,265)	—	—	—	(18,265)	—
JPMorgan Chase Bank, N.A.	(23,610)	23,610	—	—	—	—
Standard Chartered Bank	(83,781)	34,211	49,570	—	—	—
State Street Bank and Trust Company	(1,013,817)	7,308	1,006,509	—	—	—
	$(14,023,868)	$2,591,962	$8,285,091	$—	$(3,146,815)	$—
Total — Deposits for derivatives collateral — OTC derivatives						$210,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2026 is included at Note 8.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$ —	$ —	$(793,702)	$(793,702)
Futures contracts	—	—	—	11,187,557	11,187,557
Swap contracts	4,884,489	—	961,295	14,505,210	20,350,994
Forward foreign currency exchange contracts	—	—	(49,580,925)	—	(49,580,925)
Non-deliverable bond forward contracts	—	—	—	(1,304,099)	(1,304,099)
Total	$4,884,489	$ —	$(48,619,630)	$23,594,966	$(20,140,175)
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$ —	$(3,035,755)	$(104,080)	$(3,139,835)
Futures contracts	—	—	—	(53,202,674)	(53,202,674)
Swap contracts	(7,340,471)	3,097,604	—	(15,182,405)	(19,425,272)
Forward foreign currency exchange contracts	—	—	(17,233,194)	—	(17,233,194)
Non-deliverable bond forward contracts	—	—	—	172,615	172,615
Total	$(7,340,471)	$3,097,604	$(20,268,949)	$(68,316,544)	$(92,828,360)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$3,171,559,000	$312,388,000	$2,395,634,000	$19,119,000	$428,571,000
Purchased Put Options	Swap Contracts
$159,737,000	$3,481,994,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

8  Reverse Repurchase Agreements
There were no open reverse repurchase agreements outstanding as of April 30, 2026. For the six months ended April 30, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $31,850,000 and 4.09%, respectively.
9  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,828,547,193, which represents 13.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$279,205,233	$5,383,666,943	$(3,834,324,983)	$ —	$ —	$1,828,547,193	$16,796,033	1,828,547,193
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 941,634,325	$ —	$ 941,634,325
Closed-End Funds	7,630,467	—	—	7,630,467
Collateralized Mortgage Obligations	—	5,405,651,031	—	5,405,651,031
Commercial Mortgage-Backed Securities	—	935,245,664	—	935,245,664
Common Stocks	20,746,171	86,306,757*	—	107,052,928
Convertible Bonds	—	318,252,317	—	318,252,317
Convertible Preferred Stocks	8,083,895	—	19,336,474	27,420,369
Corporate Bonds	—	688,730,254	—	688,730,254
Foreign Corporate Bonds	—	748,303,145	0	748,303,145
Government National Mortgage Association Participation Agreements	—	200,044,387	—	200,044,387
Insurance Linked Securities	—	—	480,902,943	480,902,943
Loan Participation Notes	—	—	154,648	154,648
Preferred Stocks	10,101,500	10,240,209	—	20,341,709
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	121,525,343	16,689,073	138,214,416
Sovereign Government Bonds	—	1,089,569,471	—	1,089,569,471
U.S. Government Agency Commercial Mortgage-Backed Securities	—	12,063,201	—	12,063,201

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$4,171,687,607	$ —	$4,171,687,607
U.S. Government Guaranteed Small Business Administration Loans	—	5,375,782	—	5,375,782
Short-Term Investments:
Affiliated Fund	1,828,547,193	—	—	1,828,547,193
U.S. Treasury Obligations	—	115,477,656	—	115,477,656
Purchased Currency Options	—	535,748	—	535,748
Total Investments	$1,875,109,226	$14,850,642,897	$517,083,138	$17,242,835,261
Forward Foreign Currency Exchange Contracts	$ —	$ 2,348,518	$ —	$ 2,348,518
Futures Contracts	15,482,504	—	—	15,482,504
Swap Contracts	—	12,705,136	—	12,705,136
Total	$1,890,591,730	$14,865,696,551	$517,083,138	$17,273,371,419
Liability Description
TBA Sale Commitments	$ —	$ (637,316,122)	$ —	$ (637,316,122)
Forward Foreign Currency Exchange Contracts	—	(32,697,685)	—	(32,697,685)
Futures Contracts	(59,943,254)	—	—	(59,943,254)
Swap Contracts	—	(97,921,122)	—	(97,921,122)
Total	$ (59,943,254)	$ (767,934,929)	$ —	$ (827,878,183)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Convertible Preferred Stocks	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Senior Floating-Rate Loans	Total
Balance as of October 31, 2025	$ —	$0	$201,424,147	$153,735	$—	$201,577,882
Realized gains (losses)	—	—	115,452	—	1,836	117,288
Change in net unrealized appreciation (depreciation)	(803,526)	—	22,531,209	(473)	75,489	21,802,699
Cost of purchases	20,140,000	22,372	330,695,755	—	16,630,910	367,489,037
Proceeds from sales, including return of capital	—	(22,372)	(73,863,620)	—	(51,105)	(73,937,097)
Accrued discount (premium)	—	—	—	1,386	31,943	33,329
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—
Balance as of April 30, 2026	$19,336,474	$0	$480,902,943	$154,648	$16,689,073	$517,083,138
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2026	$(803,526)	$(22,372)	$24,927,106	$(473)	$75,489	$24,176,224
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.

Global Opportunities Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2026:
Type of Investment	Fair Value as of April 30, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Convertible Preferred Stocks	$19,336,474	Discounted Cash Flow Model with Embedded Option Valuation	Liquidity Discount Percentage	20%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	154,648	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.89%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

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ETSIX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026